SCUDDER
                                                                     INVESTMENTS




                              Value Funds I
                              Advisor Classes A, B and C


Prospectus


--------------------------------------------------------------------------------


                              Scudder Contrarian Fund
                              April 1, 2002, as revised April 8, 2002

                              Scudder-Dreman High Return Equity Fund
                              April 1, 2002, as revised April 8, 2002

                              Scudder Large Company Value Fund
                              December 1, 2001, as revised April 1, 2002, as further revised April 8, 2002

                              Scudder-Dreman Small Cap Value Fund
                              April 1, 2002, as revised April 8, 2002





As with all mutual funds, the Securities and Exchange Commission (SEC) does not approve or disapprove these shares or determine whether the information in this prospectus is truthful or complete. It is a criminal offense for anyone to inform you otherwise.

Contents
--------------------------------------------------------------------------------


How the Funds Work                          How to Invest in the Funds

4       Scudder Contrarian Fund             41      Choosing a Share Class

9       Scudder-Dreman High Return          46      How to Buy Shares
        Equity Fund
                                            47      How to Exchange or Sell
14      Scudder Large Company Value                 Shares
        Fund
                                            48      Policies You Should Know
18      Scudder-Dreman Small Cap                    About
        Value Fund
                                            54      Understanding Distributions
23      Other Policies and Risks                    and Taxes

24      Who Manages and Oversees
        the Funds

28      Financial Highlights

How the Funds Work

On the next few pages, you'll find information about each fund's investment goal, the main strategies each uses to pursue that goal and the main risks that could affect performance.

Whether you are considering investing in a fund or are already a shareholder, you'll probably want to look this information over carefully. You may want to keep it on hand for reference as well.

Remember that mutual funds are investments, not bank deposits. They're not insured or guaranteed by the FDIC or any other government agency. Their share prices will go up and down, and you could lose money by investing in them.

--------------------------------------------------------------------------------
                                               | Class A     Class B     Class C

                                 ticker symbol | KDCAX       KDCBX       KDCCX

                                 fund number   | 086         286         386

  Scudder Contrarian Fund
  formerly Kemper Contrarian Fund
--------------------------------------------------------------------------------

The Fund's Main Investment Strategy

The fund seeks long-term capital appreciation, with current income as a secondary objective. The fund normally invests at least 65% of total assets in common stocks and other equity securities of large U.S. companies that are similar in size to the companies in the Russell 1000 Value Index (as of December 31, 2001, the Russell 1000 Value Index had a median market capitalization of $3.58 billion) and that the portfolio managers believe are undervalued. These are typically companies that have been sound historically but are temporarily out of favor. The fund intends to invest primarily in companies whose market capitalizations fall within the normal range of the Index. Although the fund can invest in stocks of any economic sector (which is comprised of two or more industries), at times it may emphasize the financial services sector or other sectors (in fact, it may invest more than 25% of total assets in a single sector).

The portfolio managers begin by screening for stocks whose price-to-earnings ratios are below the average for the S&P 500 Index. The managers then compare a company's stock price to its book value, cash flow and yield, and analyze individual companies to identify those that are financially sound and appear to have strong potential for long-term growth.

The managers assemble the fund's portfolio from among the most attractive stocks, drawing on analysis of economic outlooks for various sectors and industries. The managers may favor securities from different sectors and industries at different times while still maintaining variety in terms of the sectors and industries represented.

--------------------------------------------------------------------------------

OTHER INVESTMENTS The fund may invest up to 20% of total assets in foreign securities. Although the managers are permitted to use various types of derivatives (contracts whose value is based on, for example, indices, currencies or securities), the managers don't intend to use them as principal investments and may not use them at all.

The fund will normally sell a stock when it reaches a target price, its fundamental factors have changed or it has performed below the managers' expectations.

The Main Risks of Investing in the Fund

There are several risk factors that could hurt the fund's performance, cause you to lose money or make the fund perform less well than other investments.

As with most stock funds, the most important factor with this fund is how stock markets perform -- in this case, the large company portion of the U.S. stock market. When large company stock prices fall, you should expect the value of your investment to fall as well. At times, large company stocks may not perform as well as stocks of smaller or mid-size companies. Because a stock represents ownership in its issuer, stock prices can be hurt by poor management, shrinking product demand and other business risks. These may affect single companies as well as groups of companies.

To the extent that the fund focuses in one or more sectors, any factors affecting those sectors could affect fund performance. For example, financial services companies could be hurt by such factors as changing government regulations, increasing competition and interest rate movements.

Other factors that could affect performance include:

o the managers could be wrong in their analysis of companies, industries, economic trends or other matters

o        value stocks may be out of favor for certain periods

o        derivatives could produce disproportionate losses

o foreign securities may be more volatile than their U.S. counterparts, for reasons such as currency fluctuations and political and economic uncertainty

o at times, market conditions might make it hard to value some investments or to get an attractive price for them


THE FOLLOWING SIDEBAR TEXT APPEARS NEXT TO THE PRECEDING PARAGRAPHS.

This fund is designed for investors interested in diversifying a growth-oriented portfolio or adding a core holding to a value-oriented portfolio.

The Fund's Performance History

While a fund's past performance (before and after taxes) isn't necessarily a sign of how it will do in the future, it can be valuable for an investor to know. The bar chart shows how the performance figures for the fund's Class A shares have varied from year to year, which may give some idea of risk. The bar chart does not reflect sales loads, if it did, total returns would be lower. The table shows how the performance for the fund's Class A, B and C shares compares with two broad-based market indexes (which, unlike the fund, does not have any fees or expenses). The table includes the effects of maximum sales loads. The performance of both the fund and the index varies over time. All figures assume reinvestment of dividends and distributions (in the case of after-tax returns, reinvested net of assumed tax rates).

The table shows returns on a before-tax and after-tax basis. After-tax returns are shown for Class A only and will vary for Class B and C. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown in the table. After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

The inception date for Class B and C shares is September 11, 1995. Performance figures before that date are based on the historical performance of the fund's original share class (Class A), adjusted to reflect the higher gross total annual operating expenses of Class B or Class C and the current applicable sales charge of Class B.

Scudder Contrarian Fund

--------------------------------------------------------------------------------
Annual Total Returns (%) as of 12/31 each year                       Class A
--------------------------------------------------------------------------------

THE ORIGINAL DOCUMENT CONTAINS A BAR CHART HERE

BAR CHART DATA:


1992       11.32
1993        9.07
1994       -0.03
1995       44.57
1996       14.42
1997       28.73
1998       19.17
1999      -10.73
2000       15.69
2001        1.56

For the periods included in the bar chart:
Best Quarter: 16.42%, Q4 1998             Worst Quarter: -13.36%, Q3 1999

------------------------------------------------------------------------------------------------
Average Annual Total Returns (%) as of 12/31/2001
------------------------------------------------------------------------------------------------
                                                             1 Year      5 Years     10 Years
------------------------------------------------------------------------------------------------
Class A
------------------------------------------------------------------------------------------------
  Return before Taxes                                         -4.28        8.69       11.78
------------------------------------------------------------------------------------------------
  Return after Taxes on Distributions                         -4.68        6.40        9.34
------------------------------------------------------------------------------------------------
  Return after Taxes on Distributions and Sale of Fund
  Shares                                                      -2.62        6.20        8.83
------------------------------------------------------------------------------------------------
Class B (Return before Taxes)                                 -2.27        8.85       11.44
------------------------------------------------------------------------------------------------
Class C (Return before Taxes)                                  0.72        8.94       11.35
------------------------------------------------------------------------------------------------
Index 1 (reflects no deductions for fees, expenses or
taxes)                                                       -11.87       10.70       12.94
------------------------------------------------------------------------------------------------
Index 2 (reflects no deductions for fees, expenses or
taxes)                                                        -5.59       11.13       14.13
------------------------------------------------------------------------------------------------

Index 1: Standard & Poor's 500 Composite Stock Price Index (S&P 500 Index), an unmanaged capitalization-weighted index that includes 500 large-cap U.S. stocks.

Index 2: Russell 1000 Value Index, which consists of those stocks in the Russell 1000 Index that have a less-than-average growth orientation.

In both the table and the chart, total returns for 1991 through 1996 would have been lower if operating expenses hadn't been reduced.

For more recent performance information, call your financial representative or
(800) 621-1048 or visit our Web site at www.scudder.com.

How Much Investors Pay

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

------------------------------------------------------------------------------------------------
Fee Table                                                          Class A   Class B   Class C
------------------------------------------------------------------------------------------------

Shareholder Fees, paid directly from your investment
------------------------------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed On Purchases (% of offering
price)                                                             5.75%     None      None
------------------------------------------------------------------------------------------------
Maximum Contingent Deferred Sales Charge (Load)
(% of redemption proceeds)                                         None*     4.00%     1.00%
------------------------------------------------------------------------------------------------

Annual Operating Expenses, deducted from fund assets
------------------------------------------------------------------------------------------------
Management Fee                                                     0.75%     0.75%     0.75%
------------------------------------------------------------------------------------------------
Distribution/Service (12b-1) Fee                                   0.24      1.00      1.00
------------------------------------------------------------------------------------------------
Other Expenses**                                                   0.33      0.38      0.36
------------------------------------------------------------------------------------------------
Total Annual Operating Expenses                                    1.32      2.13      2.11
------------------------------------------------------------------------------------------------

* The redemption of shares purchased at net asset value under the Large Order NAV Purchase Privilege (see "Policies You Should Know About -- Policies about transactions") may be subject to a contingent deferred sales charge of 1.00% if redeemed within one year of purchase and 0.50% if redeemed during the second year following purchase.

** Includes a fixed rate administrative fee of 0.325%, 0.375% and 0.350% for Class A, Class B and Class C shares, respectively.

Information in the table has been restated to reflect a new fixed rate administrative fee.

Based on the costs above, this example helps you compare the expenses of each share class to those of other mutual funds. This example assumes operating expenses remain the same. It also assumes that you invested $10,000, earned 5% annual returns and reinvested all dividends and distributions. This is only an example; actual expenses will be different.

------------------------------------------------------------------------------------------------
Example                   1 Year            3 Years            5 Years            10 Years
------------------------------------------------------------------------------------------------
Expenses, assuming you sold your shares at the end of each period
------------------------------------------------------------------------------------------------
Class A shares            $702               $969             $1,257             $2,074
------------------------------------------------------------------------------------------------
Class B shares             616                967              1,344              2,066
------------------------------------------------------------------------------------------------
Class C shares             314                661              1,134              2,441
------------------------------------------------------------------------------------------------

Expenses, assuming you kept your shares
------------------------------------------------------------------------------------------------
Class A shares            $702               $969             $1,257             $2,074
------------------------------------------------------------------------------------------------
Class B shares             216                667              1,144              2,066
------------------------------------------------------------------------------------------------
Class C shares             214                661              1,134              2,441
------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                               | Class A     Class B     Class C

                                 ticker symbol | KDHAX       KDHBX       KDHCX

                                 fund number   | 087         287         387

  Scudder-Dreman High Return Equity Fund
  formerly Kemper-Dreman High Return Equity Fund
--------------------------------------------------------------------------------

The Fund's Main Investment Strategy

The fund seeks to achieve a high rate of total return. Under normal circumstances, the fund invests at least 80% of net assets, plus the amount of any borrowings for investment purposes, in equity securities (mainly common stocks). The fund focuses on stocks of large U.S. companies that are similar in size to the companies in the S&P 500 Index (as of December 31, 2001, the S&P 500 Index had a median market capitalization of $8.32 billion) and that the portfolio manager believes are undervalued. The fund intends to invest primarily in companies whose market capitalizations fall within the normal range of the Index. Although the fund can invest in stocks of any economic sector (which is comprised of two or more industries), at times it may emphasize the financial services sector or other sectors (in fact, it may invest more than 25% of total assets in a single sector).

The portfolio manager begins by screening for stocks whose price-to-earnings ratios are below the average for the S&P 500 Index. The manager then compares a company's stock price to its book value, cash flow and yield, and analyzes individual companies to identify those that are financially sound and appear to have strong potential for long-term growth and income.

The manager assembles the fund's portfolio from among the most attractive stocks, drawing on analysis of economic outlooks for various financial industries. The manager may favor securities from different industries in the financial sector at different times, while still maintaining variety in terms of industries and companies represented.

--------------------------------------------------------------------------------

OTHER INVESTMENTS The fund may invest up to 20% of total assets in foreign securities. Although the fund is permitted to use various types of derivatives (contracts whose value is based on, for example, indices, currencies or securities), particularly exchange-traded stock index futures, which offer the fund exposure to future stock market movements without direct ownership of stocks, the manager doesn't intend to use them as principal investments.

The fund will normally sell a stock when it reaches a target price, its fundamental factors have changed or when other investments offer better opportunities.

The Main Risks of Investing in the Fund

There are several risk factors that could hurt the fund's performance, cause you to lose money or make the fund perform less well than other investments.

As with most stock funds, the most important factor with this fund is how stock markets perform -- in this case, the large company portion of the U.S. stock market. When large company stock prices fall, you should expect the value of your investment to fall as well. At times, large company stocks may not perform as well as stocks of smaller or mid-size companies. Because a stock represents ownership in its issuer, stock prices can be hurt by poor management, shrinking product demand and other business risks. These may affect single companies as well as groups of companies.

To the extent that the fund concentrates in one or more sectors, any factors affecting those sectors could affect fund performance. For example, financial services companies could be hurt by such factors as changing government regulations, increasing competition and interest rate movements.

Other factors that could affect performance include:

o the manager could be wrong in his analysis of companies, industries, economic trends, or other matters

o        value stocks may be out of favor for certain periods

o        derivatives could produce disproportionate losses

o foreign securities may be more volatile than their U.S. counterparts, for reasons such as currency fluctuations and political and economic uncertainty

o at times, market conditions might make it hard to value some investments or to get an attractive price for them


THE FOLLOWING SIDEBAR TEXT APPEARS NEXT TO THE PRECEDING PARAGRAPHS.

This fund is designed for investors with long-term goals who are interested in a large-cap value fund that may focus on certain sectors of the economy.

The Fund's Performance History

While a fund's past performance (before and after taxes) isn't necessarily a sign of how it will do in the future, it can be valuable for an investor to know. The bar chart shows how the performance figures for the fund's Class A shares have varied from year to year, which may give some idea of risk. The bar chart does not reflect sales loads; if it did, total returns would be lower. The table shows how the performance for the fund's Class A, B and C shares compares with a broad-based market index (which, unlike the fund, does not have any fees or expenses). The table includes the effects of maximum sales loads. The performance of both the fund and the index varies over time. All figures assume reinvestment of dividends and distributions (in the case of after-tax returns, reinvested net of assumed tax rates).

The table shows returns on a before-tax and after-tax basis. After-tax returns are shown for Class A only and will vary for Class B and C. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown in the table. After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

The inception date for Class B and C shares is September 11, 1995. Performance figures before that date are based on the historical performance of the fund's original share class (Class A), adjusted to reflect the higher gross total annual operating expenses of Class B or Class C and the current applicable sales charge of Class B.

Scudder-Dreman High Return Equity Fund

--------------------------------------------------------------------------------
Annual Total Returns (%) as of 12/31 each year                 Class A
--------------------------------------------------------------------------------

THE ORIGINAL DOCUMENT CONTAINS A BAR CHART HERE

BAR CHART DATA:


1992       19.80
1993        9.22
1994       -0.99
1995       46.86
1996       28.79
1997       31.92
1998       11.96
1999      -13.23
2000       41.32
2001        1.23

For the periods included in the bar chart:
Best Quarter: 22.77%, Q3 2000             Worst Quarter: -12.68%, Q3 1999

--------------------------------------------------------------------------------
Average Annual Total Returns (%) as of 12/31/2001
--------------------------------------------------------------------------------
                                        1 Year        5 Years       10 Years
--------------------------------------------------------------------------------
Class A
--------------------------------------------------------------------------------
  Return before Taxes                   -4.59          11.56          15.52
--------------------------------------------------------------------------------
  Return after Taxes on
  Distributions                         -5.08           9.71          13.99
--------------------------------------------------------------------------------
  Return after Taxes on
  Distributions and Sale of Fund
  Shares                                -2.81           8.71          12.69
--------------------------------------------------------------------------------
Class B (Return before Taxes)           -2.59          11.80          15.18
--------------------------------------------------------------------------------
Class C (Return before Taxes)            0.43          11.96          15.25
--------------------------------------------------------------------------------
Index (reflects no deductions for
fees, expenses or taxes)               -11.87          10.70          12.94
--------------------------------------------------------------------------------

Index: Standard & Poor's 500 Composite Stock Price Index (S&P 500 Index), an unmanaged capitalization-weighted index that includes 500 large-cap U.S. stocks.

In both the table and the chart, total returns for 1991 through 1995 would have been lower if operating expenses hadn't been reduced.

For more recent performance information, call your financial representative or
(800) 621-1048 or visit our Web site at www.scudder.com.

How Much Investors Pay

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

------------------------------------------------------------------------------------------------
Fee Table                                                          Class A   Class B   Class C
------------------------------------------------------------------------------------------------

Shareholder Fees, paid directly from your investment
------------------------------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed On Purchases (% of offering
price)                                                             5.75%     None      None
------------------------------------------------------------------------------------------------
Maximum Contingent Deferred Sales Charge (Load) (% of redemption
proceeds)                                                          None*     4.00%     1.00%
------------------------------------------------------------------------------------------------

Annual Operating Expenses, deducted from fund assets
------------------------------------------------------------------------------------------------
Management Fee                                                     0.70%     0.70%     0.70%
------------------------------------------------------------------------------------------------
Distribution/Service (12b-1) Fee                                   0.24      1.00      1.00
------------------------------------------------------------------------------------------------
Other Expenses**                                                   0.35      0.40      0.38
------------------------------------------------------------------------------------------------
Total Annual Operating Expenses                                    1.29      2.10      2.08
------------------------------------------------------------------------------------------------

* The redemption of shares purchased at net asset value under the Large Order NAV Purchase Privilege (see "Policies You Should Know About -- Policies about transactions") may be subject to a contingent deferred sales charge of 1.00% if redeemed within one year of purchase and 0.50% if redeemed during the second year following purchase.

** Includes a fixed rate administrative fee of 0.350%, 0.400% and 0.375% for Class A, Class B and Class C shares, respectively. In addition, the advisor has agreed to waive 0.007% of the administrative fee for Class A shares until 5/29/2002.

Information in the table has been restated to reflect a new fixed rate administrative fee.

Based on the costs above, this example helps you compare the expenses of each share class to those of other mutual funds. This example assumes operating expenses remain the same. It also assumes that you invested $10,000, earned 5% annual returns and reinvested all dividends and distributions. This is only an example; actual expenses will be different.

------------------------------------------------------------------------------------------------
Example                   1 Year            3 Years            5 Years            10 Years
------------------------------------------------------------------------------------------------
Expenses, assuming you sold your shares at the end of each period
------------------------------------------------------------------------------------------------
Class A shares            $699               $960             $1,242             $2,042
------------------------------------------------------------------------------------------------
Class B shares             613                958              1,329              2,034
------------------------------------------------------------------------------------------------
Class C shares             311                652              1,119              2,410
------------------------------------------------------------------------------------------------

Expenses, assuming you kept your shares
------------------------------------------------------------------------------------------------
Class A shares            $699               $960             $1,242             $2,042
------------------------------------------------------------------------------------------------
Class B shares             213                658              1,129              2,034
------------------------------------------------------------------------------------------------
Class C shares             211                652              1,119              2,410
------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                               | Class A     Class B     Class C

                                 ticker symbol | SDVAX       SDVBX       SDVCX

                                 fund number   | 449         649         749

  Scudder Large Company Value Fund
--------------------------------------------------------------------------------

The Fund's Main Investment Strategy

The fund seeks maximum long-term capital appreciation through a value-oriented investment approach. It does this by investing, under normal circumstances, at least 80% of net assets, plus the amount of any borrowings for investment purposes, in common stocks and other equities of large U.S. companies that are similar in size to the companies in the Russell 1000 Value Index (as of December 31, 2001, the Russell 1000 Value Index had a median market capitalization of $3.58 billion). The fund intends to invest primarily in companies whose market capitalizations fall within the normal range of the Index.

In choosing stocks, the portfolio manager begins by using a computer model. Examining the companies in the Russell 1000 Value Index, the model seeks those whose market values, when compared to factors such as earnings, book value and sales, place them in the most undervalued 40% of companies in the index.

To further narrow the pool of potential stocks, the manager uses bottom-up analysis, looking for companies that seem poised for business improvement, whether through a rebound in their markets, a change in business strategy or other factors. The manager also draws on fundamental investment research to assemble the fund's portfolio, looking at earnings, management and other factors of the qualifying stocks. Additionally, the manager assesses the economic outlooks for various industries and the risk characteristics and potential volatility of each stock.

The manager may favor securities from different industries and companies at different times while still maintaining variety in terms of the industries and companies represented.

--------------------------------------------------------------------------------

OTHER INVESTMENTS The fund may invest up to 20% of net assets in debt securities, including convertible bonds and junk bonds, which are those below the fourth credit grade (i.e. grade BB/Ba and below). Although the fund is permitted to use various types of derivatives (contracts whose value is based on, for example, indices, currencies or securities), the managers don't intend to use them as principal investments and may not use them at all.

The fund will normally sell a stock when it reaches a target price, its fundamental factors have changed, when other investments offer better opportunities or in the course of adjusting its exposure to a given industry.

The Main Risks of Investing in the Fund

There are several risk factors that could hurt the fund's performance, cause you to lose money or make the fund perform less well than other investments.

As with most stock funds, the most important factor with this fund is how stock markets perform -- in this case, the large company portion of the U.S. market. Large company stocks at times may not perform as well as stocks of smaller or mid-size companies. When large company stock prices fall, you should expect the value of your investment to fall as well. Because a stock represents ownership in its issuer, stock prices can be hurt by poor management, shrinking product demand and other business risks. These may affect single companies as well as groups of companies.

To the extent that the fund has exposure to a given industry or a particular size of company, any factors affecting that industry or size of company could affect the value of portfolio securities. For example, a rise in unemployment could hurt manufacturers of consumer goods.

Other factors that could affect performance include:

o the managers could be wrong in their analysis of companies, industries, economic trends, geographical areas or other matters

o        value stocks may be out of favor for certain periods

o        derivatives could produce disproportionate losses

o foreign securities may be more volatile than their U.S. counterparts, for reasons such as currency fluctuations and political and economic uncertainty

o at times, market conditions might make it hard to value some investments or to get an attractive price for them


THE FOLLOWING SIDEBAR TEXT APPEARS NEXT TO THE PRECEDING PARAGRAPHS.

This fund is designed for long-term investors who favor a value investment style and are interested in broadly diversified exposure to large company stocks.

The Fund's Performance History

While a fund's past performance isn't necessarily a sign of how it will do in the future, it can be valuable for an investor to know. The bar chart shows how fund performance has varied from year to year, which may give some idea of risk. The table shows how fund performance compares with a broad-based market index (which, unlike the fund, does not have any fees or expenses). The performance of both the fund and the index varies over time. All figures on this page assume reinvestment of dividends and distributions.

The inception date for Classes A, B and C shares was June 25, 2001. In the bar chart, the performance figures for Class A are based on the historical performance of the fund's original share class (Class S), adjusted to reflect the higher gross total annual operating expenses of Class A. The bar chart does not reflect sales loads; if it did, returns would be lower. In the table, the performance figures for each share class are based on the historical performance of Class S, adjusted to reflect both the higher gross total annual operating expenses of Class A, B or C and the current applicable sales charge of Class A and B. Class S shares are offered in a different prospectus.

Scudder Large Company Value Fund

--------------------------------------------------------------------------------
Annual Total Returns (%) as of 12/31 each year                       Class A
--------------------------------------------------------------------------------

THE ORIGINAL DOCUMENT CONTAINS A BAR CHART HERE

BAR CHART DATA:


1991       42.57
1992        6.80
1993       19.74
1994      -10.12
1995       31.28
1996       19.22
1997       32.18
1998        9.20
1999        4.37
2000       14.33

2001 Total Return as of September 30: -17.75%
For the periods included in the bar chart:
Best Quarter: 19.70%, Q1 1991             Worst Quarter: -14.22%, Q3 1998

--------------------------------------------------------------------------------
Average Annual Total Returns (%) as of 12/31/2000
--------------------------------------------------------------------------------
                                       1 Year        5 Years         10 Years
--------------------------------------------------------------------------------
Class A                                 7.75         14.12           15.33
--------------------------------------------------------------------------------
Class B                                10.62         14.44           15.09
--------------------------------------------------------------------------------
Class C                                13.44         14.58           15.12
--------------------------------------------------------------------------------
Index                                   7.01         16.91           17.34
--------------------------------------------------------------------------------

Index: The Russell 1000 Value Index, which consists of those stocks in the Russell 1000 Index that have a less-than-average growth orientation.

For more recent performance information, call your financial representative or
(800) 621-1048 or visit our Web site at www.scudder.com.

How Much Investors Pay

This table describes the fees and expenses that you may pay if you buy and hold fund shares.

--------------------------------------------------------------------------------
Fee Table                                 Class A        Class B         Class C
--------------------------------------------------------------------------------

Shareholder Fees, paid directly from your investment
--------------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed
on Purchases (as % of offering price)     5.75%          None            None
--------------------------------------------------------------------------------
Maximum Contingent Deferred Sales
Charge (Load) (% of redemption
proceeds)                                 None*          4.00%           1.00%
--------------------------------------------------------------------------------

Annual Operating Expenses, deducted from fund assets
--------------------------------------------------------------------------------
Management Fee                            0.59%          0.59%           0.59%
--------------------------------------------------------------------------------
Distribution/Service (12b-1) Fee          0.25           1.00            1.00
--------------------------------------------------------------------------------
Other Expenses**                          0.33           0.38            0.35
--------------------------------------------------------------------------------
Total Annual Operating Expenses           1.17           1.97            1.94
--------------------------------------------------------------------------------

* The redemption of shares purchased at net asset value under the Large Order NAV Purchase Privilege (see "Policies You Should Know About -- Policies about transactions") may be subject to a contingent deferred sales charge of 1.00% if redeemed within one year of purchase and 0.50% if redeemed during the second year following purchase.

** Includes a fixed rate administrative fee of 0.325%, 0.375% and 0.350% for Class A, Class B and Class C shares, respectively.

Information in the table has been restated to reflect a new fixed rate administrative fee and a new investment management fee rate.

Based on the costs above, this example helps you compare the expenses of each share class to those of other mutual funds. This example assumes operating expenses remain the same. It also assumes that you invested $10,000, earned 5% annual returns, and reinvested all dividends and distributions. This is only an example; actual expenses will be different.

--------------------------------------------------------------------------------
Example                    1 Year        3 Years        5 Years        10 Years
--------------------------------------------------------------------------------

Expenses, assuming you sold your shares at the end of each period
--------------------------------------------------------------------------------
Class A shares              $687           $925          $1,182        $1,914
--------------------------------------------------------------------------------
Class B shares               600            918           1,262         1,899
--------------------------------------------------------------------------------
Class C shares               297            609           1,047         2,264
--------------------------------------------------------------------------------

Expenses, assuming you kept your shares
--------------------------------------------------------------------------------
Class A shares              $687           $925          $1,182        $1,914
--------------------------------------------------------------------------------
Class B shares               200            618           1,062         1,899
--------------------------------------------------------------------------------
Class C shares               197            609           1,047         2,264
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                           | Class A     Class B     Class C

                            ticker symbol  | KDSAX       KDSBX       KDSCX

                            fund number    | 088         288         388

  Scudder-Dreman Small Cap Value Fund
  formerly Scudder Small Cap Value Fund
--------------------------------------------------------------------------------

The Fund's Main Investment Strategy

The fund seeks long-term capital appreciation.

Under normal circumstances, the fund invests at least 80% of net assets, plus the amount of any borrowings for investment purposes, in undervalued common stocks of small U.S. companies, which the fund defines as companies that are similar in market value to those in the Russell 2000 Index ("Index") (as of December 31, 2001, the Russell 2000 Index had a median market capitalization of $415.7 million). The fund intends to invest primarily in companies whose market capitalizations fall within the normal range of the Index.

The portfolio managers begin their stock selection process by screening stocks of small companies with below market price-to-earnings (P/E) ratios. The managers then seek companies with a low price compared to the book value, cash flow and yield and analyze individual companies to identify those that are fundamentally sound and appear to have strong potential for earnings and dividend growth over the Index.

From the remaining group, the managers then complete their fundamental analysis and make their buy decisions from a group of the most attractive stocks, drawing on analysis of economic outlooks for various industries.

The managers may favor securities from different industries and companies at different times while still maintaining variety in terms of the industries and companies represented.

The managers will normally sell a stock when it no longer qualifies as a small company, when its P/E rises above that of the Index, its fundamentals change or other investments offer better opportunities.

--------------------------------------------------------------------------------

OTHER INVESTMENTS While the fund invests mainly in U.S. stocks, it could invest up to 20% of total assets in foreign securities. Also, while the fund is permitted to use various types of derivatives (contracts whose value is based on, for example, indices, currencies or securities), the managers don't intend to use them as principal investments.

The Main Risks of Investing in the Fund

There are several risk factors that could hurt the fund's performance, cause you to lose money or make the fund perform less well than other investments.

As with most stock funds, the most important factor with this fund is how stock markets perform -- in this case, the small company portion of the U.S. stock market. When small company stock prices fall, you should expect the value of your investment to fall as well. Small company stocks tend to be more volatile than stocks of larger companies, in part because small companies tend to be less established than larger companies and more vulnerable to competitive challenges and bad economic news. Because a stock represents ownership in its issuer, stock prices can be hurt by poor management, shrinking product demand and other business risks. These may affect single companies as well as groups of companies.

To the extent that the fund focuses on a given sector, any factors affecting that sector could affect portfolio securities. For example, the emergence of new technologies could hurt electronics or medical technology companies.

Other factors that could affect performance include:

o the managers could be wrong in their analysis of companies, industries, economic trends or other matters

o        value stocks may be out of favor for certain periods

o foreign securities may be more volatile than their U.S. counterparts, for reasons such as currency fluctuations and political and economic uncertainty

o        derivatives could produce disproportionate losses

o at times, market conditions might make it hard to value some investments or to get an attractive price for them


THE FOLLOWING SIDEBAR TEXT APPEARS NEXT TO THE PRECEDING PARAGRAPHS.

This fund is designed for value-oriented investors who are interested in small-cap market exposure.

The Fund's Performance History

While a fund's past performance (before and after taxes) isn't necessarily a sign of how it will do in the future, it can be valuable for an investor to know. The bar chart shows how the performance figures for the fund's Class A shares have varied from year to year, which may give some idea of risk. The bar chart does not reflect sales load; if it did, total returns would be lower. The table shows how the performance for the fund's Class A, B and C shares compares with a broad-based market index (which, unlike the fund, does not have any fees or expenses). The table includes the effects of maximum sales loads. The performance of both the fund and the index varies over time. All figures assume reinvestment of dividends and distributions (in the case of after-tax returns, reinvested net of assumed tax rates).

The table shows returns on a before-tax and after-tax basis. After-tax returns are shown for Class A only and will vary for Class B and C. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown in the table. After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

The inception date for Class B and C shares is September 11, 1995. Performance figures before that date are based on the historical performance of the fund's original share class (Class A), adjusted to reflect the higher gross total annual operating expenses of Class B or Class C and the current applicable sales charge of Class B.

Scudder-Dreman Small Cap Value Fund

--------------------------------------------------------------------------------
Annual Total Returns (%) as of 12/31 each year                 Class A
--------------------------------------------------------------------------------

THE ORIGINAL DOCUMENT CONTAINS A BAR CHART HERE

BAR CHART DATA:

1993        2.54
1994        0.15
1995       43.29
1996       29.60
1997       20.02
1998      -12.82
1999        0.65
2000       -2.47
2001       14.32

For the periods included in the bar chart:
Best Quarter: 17.42%, Q2 2001             Worst Quarter: -24.07%, Q3 1998

--------------------------------------------------------------------------------
Average Annual Total Returns (%) as of 12/31/2001
--------------------------------------------------------------------------------

                                       1 Year        5 Years    Since Inception*
--------------------------------------------------------------------------------
Class A
--------------------------------------------------------------------------------
  Return before Taxes                   7.74          2.05           10.14
--------------------------------------------------------------------------------
  Return after Taxes on
  Distributions                         7.74          1.86            9.10
--------------------------------------------------------------------------------
  Return after Taxes on
  Distributions and Sale of Fund
  Shares                                4.72          1.60            8.00
--------------------------------------------------------------------------------
Class B (Return before Taxes)          10.40          2.19            9.81
--------------------------------------------------------------------------------
Class C (Return before Taxes)          13.42          2.49            9.90
--------------------------------------------------------------------------------
Index 1 (reflects no deductions
for fees, expenses or taxes)           14.02         11.21           14.27
--------------------------------------------------------------------------------
Index 2 (reflects no deductions         2.79          7.52           11.46
for fees, expenses or taxes)
--------------------------------------------------------------------------------

Index 1: The Russell 2000 Value Index, which measures the performance of those companies in the Russell 2000 Value Index with lower price-to-book ratios and lower expected growth rates.

Index 2: The Russell 2000 Index, an unmanaged capitalization-weighted measure of approximately 2,000 small U.S. stocks.

In both the table and the chart, total returns for 1993 through 1996 would have been lower if operating expenses hadn't been reduced.

*   Since 5/22/1992. Index comparison begins 5/31/1992.

How Much Investors Pay

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

------------------------------------------------------------------------------------------------
Fee Table                                                          Class A   Class B   Class C
------------------------------------------------------------------------------------------------

Shareholder Fees, paid directly from your investment
------------------------------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed On Purchases                   5.75%     None      None
(% of offering price)
------------------------------------------------------------------------------------------------
Maximum Contingent Deferred Sales Charge (Load)
(% of redemption proceeds)                                         None*     4.00%     1.00%
------------------------------------------------------------------------------------------------

Annual Operating Expenses, deducted from fund assets
------------------------------------------------------------------------------------------------
Management Fee                                                     0.74%     0.74%     0.74%
------------------------------------------------------------------------------------------------
Distribution/Service (12b-1) Fee                                   0.24      1.00      1.00
------------------------------------------------------------------------------------------------
Other Expenses**                                                   0.48      0.53      0.50
------------------------------------------------------------------------------------------------
Total Annual Operating Expenses                                    1.46      2.27      2.24
------------------------------------------------------------------------------------------------

* The redemption of shares purchased at net asset value under the Large Order NAV Purchase Privilege (see "Policies You Should Know About -- Policies about transactions") may be subject to a contingent deferred sales charge of 1.00% if redeemed within one year of purchase and 0.50% if redeemed during the second year following purchase.

** Includes a fixed rate administrative fee of 0.475%, 0.525% and 0.500% for Class A, Class B and Class C shares, respectively.

Information in the table has been restated to reflect a new fixed rate administrative fee.

Based on the costs above, this example helps you compare each share class's expenses to those of other mutual funds. The example assumes operating expenses remain the same. It also assumes that you invested $10,000, earned 5% annual returns and reinvested all dividends and distributions. This is only an example; actual expenses will be different.

--------------------------------------------------------------------------------
Example                           1 Year      3 Years      5 Years      10 Years
--------------------------------------------------------------------------------

Expenses, assuming you sold your shares at the end of each period
--------------------------------------------------------------------------------
Class A shares                      $715       $1,010       $1,327      $2,221
--------------------------------------------------------------------------------
Class B shares                       630        1,009        1,415       2,215
--------------------------------------------------------------------------------
Class C shares                       327          700        1,200       2,575
--------------------------------------------------------------------------------

Expenses, assuming you kept your shares
--------------------------------------------------------------------------------
Class A shares                      $715       $1,010       $1,327      $2,221
--------------------------------------------------------------------------------
Class B shares                       230          709        1,215       2,215
--------------------------------------------------------------------------------
Class C shares                       227          700        1,200       2,575
--------------------------------------------------------------------------------

Other Policies and Risks

While the previous pages describe the main points of each fund's strategy and risks, there are a few other issues to know about:

o As a temporary defensive measure, Scudder Contrarian Fund, Scudder-Dreman High Return Equity Fund and Scudder-Dreman Small Cap Value Fund could shift up to 50% of assets, and Scudder Large Company Value Fund could shift up to 100% of assets, into investments such as money market securities. This could prevent losses, but would mean that the fund would not be pursuing its goal.

o These funds may trade securities actively. This could could raise transaction costs (thus lowering returns) and could mean higher taxable distributions.

o The fund's equity investments are mainly common stocks, but may also include other types of equities such as preferred or convertible stocks.

o Although major changes tend to be infrequent, a fund's Board could change that fund's investment goal without seeking shareholder approval. The Board will provide shareholders with at least 60 days' notice prior to making any changes to a fund's 80% investment policy, as described herein.

Euro conversion

Funds that invest in foreign securities could be affected by accounting differences, changes in tax treatment or other issues related to the conversion of certain European currencies into the euro, which is well underway. The advisor is working to address euro-related issues as they occur and has been notified that other key service providers are taking similar steps. Still, there's some risk that this problem could materially affect a fund's operation (including its ability to calculate net asset value and to handle purchases and redemptions), its investments or securities markets in general.

For more information

This prospectus doesn't tell you about every policy or risk of investing in a fund.

If you want more information on a fund's allowable securities and investment practices and the characteristics and risks of each one, you may want to request a copy of the Statement of Additional Information (the back cover tells you how to do this).

Keep in mind that there is no assurance that any mutual fund will achieve its goal.

Who Manages and Oversees the Funds

The investment advisor


Deutsche Investment Management Americas Inc. ("DeIM"), which is part of Deutsche Asset Management, is the investment advisor for each fund. Under the supervision of the Board of Trustees/Directors, DeIM, with headquarters at 345 Park Avenue, New York, NY, makes the fund's investment decisions, buys and sells securities for the fund and conducts research that leads to these purchase and sale decisions. DeIM has more than 80 years of experience managing mutual funds and provides a full range of investment advisory services to institutional and retail clients. The funds' investment advisor is also responsible for selecting brokers and dealers and for negotiating brokerage commissions and dealer charges.

Deutsche Asset Management is the marketing name in the U.S. for the asset management activities of Deutsche Bank AG, DeIM, Deutsche Asset Management, Inc., Deutsche Bank Securities, Inc., Deutsche Asset Management Investment Services Ltd., Bankers Trust Company (to be renamed Deutsche Bank Trust Company Americas on April 15, 2002) and Scudder Trust Company.

Deutsche Asset Management is a global asset management organization that offers a wide range of investing expertise and resources, including more than 500 portfolio managers and analysts and an office network that reaches the world's major investment centers. This well-resourced global investment platform brings together a wide variety of experience and investment insight, across industries, regions, asset classes and investing styles.

DeIM is an indirect, wholly-owned subsidiary of Deutsche Bank AG. Deutsche Bank AG is a major global banking institution that is engaged in a wide range of financial services, including investment management, mutual fund, retail, private and commercial banking, investment banking and insurance.

The advisor receives a management fee from each fund. Below are the actual rates paid by each fund for the most recent fiscal year, as a percentage of each fund's average daily net assets.

Fund Name                                              Fee Paid
---------------------------------------------------------------------
Scudder Contrarian Fund                                0.75%
---------------------------------------------------------------------
Scudder-Dreman High Return Equity Fund                 0.70%
---------------------------------------------------------------------
Scudder Large Company Value Fund                       0.59%
---------------------------------------------------------------------
Scudder-Dreman Small Cap Value Fund                    0.74%
---------------------------------------------------------------------

Large Company Value Fund has entered into a new investment management agreement with the advisor. The table below describes the new fee rates and the effective date of this agreement.

---------------------------------------------------------------------
Scudder Large Company Value Fund
---------------------------------------------------------------------

New Investment Management Fee as of February 6, 2001
---------------------------------------------------------------------
first $1.5 billion                                        0.600%
---------------------------------------------------------------------
next $500 million                                         0.575%
---------------------------------------------------------------------
next $1.0 billion                                         0.550%
---------------------------------------------------------------------
next $1.0 billion                                         0.525%
---------------------------------------------------------------------
next $1.0 billion                                         0.500%
---------------------------------------------------------------------
more than $5 billion                                      0.475%
---------------------------------------------------------------------

Subadvisor for Scudder-Dreman High Return Equity Fund and Scudder-Dreman Small Cap Value Fund

The subadvisor for Scudder-Dreman Small Cap Value Fund ("Small Cap Value") and Scudder-Dreman High Return Equity Fund ("High Return Equity") is Dreman Value Management, L.L.C. ("DVM"), Jersey City, NJ. DVM was founded in 1977 and currently manages over $6 billion in assets, which primarily include institutional accounts and investment companies managed by the advisor.

Subadvisory fees

Under the Small Cap Value subadvisory agreement, the advisor will pay DVM for its services a subadvisory fee, payable monthly, at the annual rate of 0.375% of the first $500 million of the fund's average daily net assets and 0.340% of any amount over $500 million of the fund's average daily net assets.

Under the amended High Return Equity subadvisory agreement, the advisor will pay DVM for its services a subadvisory fee, payable monthly, at the annual rate of 0.240% of the first $250 million of the fund's average daily net assets, 0.230% of the next $750 million, 0.224% of the next $1.5 billion, 0.218% of the next $2.5 billion, 0.208% of the next $2.5 billion, 0.205% of the next $2.5 billion, 0.202% of the next $2.5 billion and 0.198% of the fund's average daily net assets over $12.5 billion. In addition, the advisor has agreed to make a guaranteed minimum payment of $8 million to DVM during each calendar year, until June 30, 2007, that DVM serves as subadvisor and to pay DVM additional fees to the extent that specified targets for the increase of assets under management are not met during specified measurement periods.

The portfolio managers

The following people handle the day-to-day management of each fund in this prospectus.


Scudder Contrarian Fund                              James Giblin
                                                     CFA, Managing Director of Deutsche Asset
  Thomas Sassi                                       Management and Co-Manager of the Fund.
  Managing Director of Deutsche Asset                  o Joined Deutsche Asset Management in 1995
  Management and Lead Manager of the Fund.               after 22 years of experience, of which
    o Joined Deutsche Asset Management in 1990           15 were as a portfolio manager for CIGNA
      and the Fund in 1997                               Equity Advisors
    o Over 31 years of investment industry             o Portfolio manager for US Large Cap Value
      experience                                         Equity: New York
    o MBA, Hofstra University                          o MBA, Wharton Business School, University
                                                         of Pennsylvania
  Frederick L. Gaskin                                  o Joined the Fund in 2002
  Senior Vice President of Deutsche Asset
  Management and Co-Manager of the Fund.             David Hone
    o Joined Deutsche Asset Management in 1989       CFA, Director of Deutsche Asset Management
      and the Fund in 1997                           and Co-Manager of the Fund.
    o Over 16 years of investment industry             o Joined Deutsche Asset Management in 1996
      experience                                         as equity analyst for the investment
    o MBA, Babcock Graduate School of Management         bank, having since served as assistant
      at Wake Forest University                          portfolio manager for US Large Cap Value
                                                         Equity and analyst for sectors including
Scudder-Dreman High Return Equity Fund                   consumer cyclicals, consumer staples and
  David N. Dreman                                        financials, after eight years of
  Lead Portfolio Manager                                 experience as senior underwriter for
    o Began investment career in 1957                    Chubb & Son
    o Joined the Fund in 1988                          o Portfolio manager for US Large Cap Value
    o Founder and Chairman, Dreman Value                 Equity: New York.
      Management, L.L.C. since 1977                    o Joined the Fund in 2002

  F. James Hutchinson                              Scudder-Dreman Small Cap Value Fund
    o Began investment career in 1986                David N. Dreman
    o Joined the Fund in 2001                        Co-Lead Portfolio Manager
    o Prior to that, associated with the Bank of       o Began investment career in 1957
      New York for over 30 years in both the           o Joined the fund team in 2002
      corporate finance and trust/investment           o Founder and Chairman, Dreman Value
      management areas, including President of           Management, L.L.C. since 1977
      The Bank of New York (NJ).
                                                     Nelson Woodard
Scudder Large Company Value Fund                     Co-Lead Portfolio Manager
  Lois Roman                                           o Began investment career in 1985
  Managing Director of Deutsche Asset                  o Joined the fund team in 2002
  Management and Co-Manager of the Fund.               o Portfolio manager since 1997
    o Joined Deutsche Asset Management in 1994
      and the Fund in 1995
    o Over 16 years of investment industry
      experience
    o MBA, Columbia University Graduate School
      of Business


Financial Highlights

These tables are designed to help you understand each fund's financial performance in recent years. The figures in the first part of each table are for a single share. The total return figures represent the percentage that an investor in a particular fund would have earned (or lost), assuming all dividends and distributions were reinvested. The information for Scudder Contrarian Fund, Scudder-Dreman High Return Equity Fund and Scudder-Dreman Small Cap Value Fund has been audited by Ernst & Young LLP, independent auditors, and the information for Scudder Large Company Value Fund has been audited by PricewaterhouseCoopers LLP, whose reports, along with each fund's financial statements, are included in that fund's annual report (see "Shareholder reports" on the back cover).

Scudder Contrarian Fund -- Class A

-------------------------------------------------------------------------------------
 Years Ended November 30,      2001      2000     1999      1998    1997^a   1996^b
-------------------------------------------------------------------------------------

Selected Per Share Data
-------------------------------------------------------------------------------------
Net asset value, beginning   $17.51   $19.75    $22.90   $21.13    $16.93   $16.20
of period
-------------------------------------------------------------------------------------
Income (loss) from investment operations:
  Net investment income
  (loss)                      .19^c    .30^c     .34^c      .28       .23      .23
-------------------------------------------------------------------------------------
  Net realized and             1.57    (.39)    (1.40)     3.48      4.25     2.07
  unrealized gain (loss) on
  investment transactions
-------------------------------------------------------------------------------------
  Total from investment        1.76    (.09)    (1.06)     3.76      4.48     2.30
  operations
-------------------------------------------------------------------------------------
Less distributions from:
  Net investment income       (.22)    (.35)     (.31)    (.27)     (.20)    (.22)
-------------------------------------------------------------------------------------
  Net realized gains on          --   (1.80)    (1.78)   (1.72)     (.08)   (1.35)
  investment transactions
-------------------------------------------------------------------------------------
  Total distributions         (.22)   (2.15)    (2.09)   (1.99)     (.28)   (1.57)
-------------------------------------------------------------------------------------
Net asset value, end of
period                       $19.05   $17.51    $19.75   $22.90    $21.13   $16.93
-------------------------------------------------------------------------------------
Total Return (%)^d            10.06      .54    (5.06)    19.51    26.58**  14.42^e
-------------------------------------------------------------------------------------

Ratios to Average Net Assets and Supplemental Data
-------------------------------------------------------------------------------------
Net assets, end of period       130      113       173      152       101       47
($ millions)
-------------------------------------------------------------------------------------
Ratio of expenses before
expense reductions (%)         1.46   1.53^f      1.41     1.37     1.35*     1.25
-------------------------------------------------------------------------------------
Ratio of expenses after
expense reductions (%)         1.46   1.52^f      1.40     1.37     1.35*     1.23
-------------------------------------------------------------------------------------
Ratio of net investment
income (loss) (%)              1.04     1.85      1.53     1.36     1.47*     1.56
-------------------------------------------------------------------------------------
Portfolio turnover rate (%)      76       46        88       64       77*       95
-------------------------------------------------------------------------------------

^a       For the eleven months ended November 30, 1997.
^b       For the year ended December 31, 1996.
^c       Based on average shares outstanding during the period.
^d       Total return does not reflect the effect of any sales charge.
^e       Total return would have been lower had certain expenses not been waived.
^f       The ratios of operating expenses excluding costs incurred with the reorganization before and after expense reductions were 1.50% and
         1.49%, respectively.
*        Annualized
**       Not annualized

                                       28

Scudder Contrarian Fund -- Class B

------------------------------------------------------------------------------------------------
 Years Ended November 30,                2001      2000     1999      1998    1997^a    1996^b
------------------------------------------------------------------------------------------------

Selected Per Share Data
------------------------------------------------------------------------------------------------
Net asset value, beginning of period   $17.47   $19.68    $22.82   $21.08    $16.92   $16.20
------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
  Net investment income (loss)          .04^c    .14^c     .14^c      .08       .08      .11
------------------------------------------------------------------------------------------------
  Net realized and unrealized gain       1.57    (.36)    (1.38)     3.46      4.22     2.07
  (loss) on investment transactions
------------------------------------------------------------------------------------------------
  Total from investment operations       1.61    (.22)    (1.24)     3.54      4.30     2.18
------------------------------------------------------------------------------------------------
Less distributions from:
  Net investment income                 (.05)    (.19)     (.12)    (.08)     (.06)    (.11)
------------------------------------------------------------------------------------------------
  Net realized gains on investment         --   (1.80)    (1.78)   (1.72)     (.08)   (1.35)
  transactions
------------------------------------------------------------------------------------------------
  Total distributions                   (.05)   (1.99)    (1.90)   (1.80)     (.14)   (1.46)
------------------------------------------------------------------------------------------------
Net asset value, end of period         $19.03   $17.47    $19.68   $22.82    $21.08   $16.92
------------------------------------------------------------------------------------------------
Total Return (%)^d                       9.21    (.29)    (5.90)    18.32    25.44**  13.61^e
------------------------------------------------------------------------------------------------

Ratios to Average Net Assets and Supplemental Data
------------------------------------------------------------------------------------------------
Net assets, end of period ($ millions)     67       68       109      100        71       29
------------------------------------------------------------------------------------------------
Ratio of expenses before expense
reductions (%)                           2.27    2.53^f      2.29     2.31     2.26*     2.34
------------------------------------------------------------------------------------------------
Ratio of expenses after expense
reductions (%)                           2.27    2.53^f      2.29     2.31     2.26*     2.11
------------------------------------------------------------------------------------------------
Ratio of net investment income
(loss) (%)                                .23      .84       .64      .42      .56*      .68
------------------------------------------------------------------------------------------------
Portfolio turnover rate (%)                76       46        88       64       77*       95
------------------------------------------------------------------------------------------------

^a       For the eleven months ended November 30, 1997.
^b       For the year ended December 31, 1996.
^c       Based on average shares outstanding during the period.
^d       Total return does not reflect the effect of any sales charge.
^e       Total return would have been lower had certain expenses not been waived.
^f       The ratios of operating expenses excluding costs incurred with the reorganization before and after expense reductions were 2.47% and
         2.47%, respectively.
*        Annualized
**       Not annualized

                                       29

Scudder Contrarian Fund -- Class C

------------------------------------------------------------------------------------------------
 Years Ended November 30,                2001      2000     1999      1998    1997^a    1996^b
------------------------------------------------------------------------------------------------

Selected Per Share Data
------------------------------------------------------------------------------------------------
Net asset value, beginning of period   $17.48   $19.68    $22.82   $21.06    $16.90   $16.20
------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
  Net investment income (loss)           .03^c    .15^c     .12^c      .05       .06      .11
------------------------------------------------------------------------------------------------
  Net realized and unrealized gain       1.57    (.36)    (1.39)     3.47      4.20     2.05
  (loss) on investment transactions
------------------------------------------------------------------------------------------------
  Total from investment operations       1.60    (.21)    (1.27)     3.52      4.26     2.16
------------------------------------------------------------------------------------------------
Less distributions from:
  Net investment income                 (.06)    (.19)     (.09)    (.04)     (.02)    (.11)
------------------------------------------------------------------------------------------------
  Net realized gains on investment         --   (1.80)    (1.78)   (1.72)     (.08)   (1.35)
  transactions
------------------------------------------------------------------------------------------------
  Total distributions                   (.06)   (1.99)    (1.87)   (1.76)     (.10)   (1.46)
------------------------------------------------------------------------------------------------
Net asset value, end of period         $19.02   $17.48    $19.68   $22.82    $21.06   $16.90
------------------------------------------------------------------------------------------------
Total Return (%)^d                       9.10    (.18)    (6.01)    18.25    25.26**  13.51^e
------------------------------------------------------------------------------------------------

Ratios to Average Net Assets and Supplemental Data
------------------------------------------------------------------------------------------------
Net assets, end of period ($ millions)     14       12        18       12         6        2
------------------------------------------------------------------------------------------------
Ratio of expenses before expense
reductions (%)                           2.32   2.48^f      2.36     2.40     2.47*     2.80
------------------------------------------------------------------------------------------------
Ratio of expenses after expense
reductions (%)                           2.32   2.47^f      2.35     2.40     2.47*     2.12
------------------------------------------------------------------------------------------------
Ratio of net investment income
(loss) (%)                                .18      .91       .58      .33      .35*      .67
------------------------------------------------------------------------------------------------
Portfolio turnover rate (%)                76       46        88       64       77*       95
------------------------------------------------------------------------------------------------

^a       For the eleven months ended November 30, 1997.
^b       For the year ended December 31, 1996.
^c       Based on average shares outstanding during the period.
^d       Total return does not reflect the effect of any sales charge.
^e       Total return would have been lower had certain expenses not been waived.
^f       The ratios of operating expenses excluding costs incurred with the reorganization before and after expense reductions were 2.42% and
         2.42%, respectively.
*        Annualized
**       Not annualized

                                       30

Scudder-Dreman High Return Equity Fund -- Class A

------------------------------------------------------------------------------------------------
 Years Ended November 30,                2001      2000     1999      1998    1997^a    1996^b
------------------------------------------------------------------------------------------------

Selected Per Share Data
------------------------------------------------------------------------------------------------
Net asset value, beginning of period   $33.91   $30.45    $35.69   $33.52    $26.52   $21.49
------------------------------------------------------------------------------------------------
Income (loss) from investment
operations:
  Net investment income                 .41^c    .65^c     .71^c      .73       .54      .39
------------------------------------------------------------------------------------------------
  Net realized and unrealized gain       2.94     5.74    (3.69)     3.80      6.89     5.75
  (loss) on investment transactions
------------------------------------------------------------------------------------------------
  Total from investment operations       3.35     6.39    (2.98)     4.53      7.43     6.14
------------------------------------------------------------------------------------------------
Less distributions from:
  Net investment income                 (.52)    (.68)     (.70)    (.86)     (.37)    (.38)
------------------------------------------------------------------------------------------------
  Net realized gains on investment         --   (2.25)    (1.56)   (1.50)     (.06)    (.73)
  transactions
------------------------------------------------------------------------------------------------
  Total distributions                   (.52)   (2.93)    (2.26)   (2.36)     (.43)   (1.11)
------------------------------------------------------------------------------------------------
Net asset value, end of period         $36.74   $33.91    $30.45   $35.69    $33.52   $26.52
------------------------------------------------------------------------------------------------
Total Return (%)^d                       9.94    24.06    (8.88)    14.25    28.15**  28.79^e
------------------------------------------------------------------------------------------------

Ratios to Average Net Assets and Supplemental Data
------------------------------------------------------------------------------------------------
Net assets, end of period ($ millions)  2,101    1,661     2,043    2,420     1,383      386
------------------------------------------------------------------------------------------------
Ratio of expenses before expense
reductions (%)                           1.27    1.30^f      1.20     1.19     1.22*     1.21
------------------------------------------------------------------------------------------------
Ratio of expenses after expense
reductions (%)                           1.27    1.27^f      1.20     1.19     1.22*     1.21
------------------------------------------------------------------------------------------------
Ratio of net investment income
(loss) (%)                               1.13     2.34      2.09     2.28     2.38*     2.12
------------------------------------------------------------------------------------------------
Portfolio turnover rate (%)                29       12        33        7        5*       10
------------------------------------------------------------------------------------------------

^a       For the eleven months ended November 30, 1997.
^b       For the year ended December 31, 1996.
^c       Based on average shares outstanding during the period.
^d       Total return does not reflect the effect of any sales charge.
^e       Total return would have been lower had certain expenses not been reduced.
^f       The ratios of operating expenses excluding costs incurred in connection with the reorganization before and after expense reductions were 1.27%
         and 1.24%, respectively.
*        Annualized
**       Not annualized

                                       31

Scudder-Dreman High Return Equity Fund -- Class B

------------------------------------------------------------------------------------------------
 Years Ended November 30,                2001      2000     1999      1998    1997^a    1996^b
------------------------------------------------------------------------------------------------

Selected Per Share Data
------------------------------------------------------------------------------------------------
Net asset value, beginning of period   $33.75   $30.31    $35.51   $33.37    $26.44   $21.47
------------------------------------------------------------------------------------------------
Income (loss) from investment
operations:
  Net investment income                 .12^c    .42^c     .42^c      .45       .31      .19
------------------------------------------------------------------------------------------------
  Net realized and unrealized gain       2.93     5.72    (3.66)     3.75      6.84     5.72
  (loss) on investment transactions
------------------------------------------------------------------------------------------------
  Total from investment operations       3.05     6.14    (3.24)     4.20      7.15     5.91
------------------------------------------------------------------------------------------------
Less distributions from:
  Net investment income                 (.22)    (.45)     (.40)    (.56)     (.16)    (.21)
------------------------------------------------------------------------------------------------
  Net realized gains on investment         --   (2.25)    (1.56)   (1.50)     (.06)    (.73)
  transactions
------------------------------------------------------------------------------------------------
  Total distributions                   (.22)   (2.70)    (1.96)   (2.06)     (.22)    (.94)
------------------------------------------------------------------------------------------------
Net asset value, end of period         $36.58   $33.75    $30.31   $35.51    $33.37   $26.44
------------------------------------------------------------------------------------------------
Total Return (%)^d                       9.03    23.04    (9.62)    13.22    27.10**  27.63^e
------------------------------------------------------------------------------------------------

Ratios to Average Net Assets and Supplemental Data
------------------------------------------------------------------------------------------------
Net assets, end of period ($ millions)  1,609    1,375     1,865    2,276     1,300      295
------------------------------------------------------------------------------------------------
Ratio of expenses before expense
reductions (%)                           2.08   2.14^f      2.03     2.06     2.12*     2.31
------------------------------------------------------------------------------------------------
Ratio of expenses after expense
reductions (%)                           2.08   2.10^f      2.03     2.06     2.12*     2.20
------------------------------------------------------------------------------------------------
Ratio of net investment income
(loss) (%)                                .32     1.51      1.26     1.41     1.48*     1.13
------------------------------------------------------------------------------------------------
Portfolio turnover rate (%)                29       12        33        7        5*       10
------------------------------------------------------------------------------------------------

^a       For the eleven months ended November 30, 1997.
^b       For the year ended December 31, 1996.
^c       Based on average shares outstanding during the period.
^d       Total return does not reflect the effect of any sales charge.
^e       Total return would have been lower had certain expenses not been reduced.
^f       The ratios of operating expenses excluding costs incurred in connection with the reorganization before and after expense reductions were 2.10%
         and 2.06%, respectively.
*        Annualized
**       Not annualized

                                       32

Scudder-Dreman High Return Equity Fund -- Class C

------------------------------------------------------------------------------------------------
 Years Ended November 30,                2001      2000     1999      1998    1997^a    1996^b
------------------------------------------------------------------------------------------------

Selected Per Share Data
------------------------------------------------------------------------------------------------
Net asset value, beginning of period   $33.78   $30.34    $35.54   $33.38    $26.45   $21.48
------------------------------------------------------------------------------------------------
Income (loss) from investment
operations:
  Net investment income                 .13^c    .42^c     .43^c      .45       .32      .20
------------------------------------------------------------------------------------------------
  Net realized and unrealized gain       2.93     5.73    (3.66)     3.79      6.83     5.72
  (loss) on investment transactions
------------------------------------------------------------------------------------------------
  Total from investment operations       3.06     6.15    (3.23)     4.24      7.15     5.92
------------------------------------------------------------------------------------------------
Less distributions from:
  Net investment income                 (.23)    (.46)     (.41)    (.58)     (.16)    (.22)
------------------------------------------------------------------------------------------------
  Net realized gains on investment         --   (2.25)    (1.56)   (1.50)     (.06)    (.73)
  transactions
------------------------------------------------------------------------------------------------
  Total distributions                   (.23)   (2.71)    (1.97)   (2.08)     (.22)    (.95)
------------------------------------------------------------------------------------------------
Net asset value, end of period         $36.61   $33.78    $30.34   $35.54    $33.38   $26.45
------------------------------------------------------------------------------------------------
Total Return (%)^d                        9.09    23.06    (9.60)    13.32    27.10**  27.66^e
------------------------------------------------------------------------------------------------

Ratios to Average Net Assets and Supplemental Data
------------------------------------------------------------------------------------------------
Net assets, end of period ($ millions)    398      285       414      462       221       44
------------------------------------------------------------------------------------------------
Ratio of expenses before expense
reductions (%)                           2.05   2.12^f      2.00     2.01     2.10*     2.33
------------------------------------------------------------------------------------------------
Ratio of expenses after expense
reductions (%)                           2.05   2.08^f      2.00     2.01     2.10*     2.22
------------------------------------------------------------------------------------------------
Ratio of net investment income
(loss) (%)                                .35     1.54      1.29     1.46     1.50*     1.11
------------------------------------------------------------------------------------------------
Portfolio turnover rate (%)                29       12        33        7        5*       10
------------------------------------------------------------------------------------------------

^a       For the eleven months ended November 30, 1997.
^b       For the year ended December 31, 1996.
^c       Based on average shares outstanding during the period.
^d       Total return does not reflect the effect of any sales charge.
^e       Total return would have been lower had certain expenses not been reduced.
^f       The ratios of operating expenses excluding costs incurred in connection with the reorganization before and after expense reductions were 2.08%
         and 2.04%, respectively.
*        Annualized
**       Not annualized

Scudder Large Company Value Fund -- Class A

--------------------------------------------------------------------------------
                                                                          2001^a
--------------------------------------------------------------------------------

Selected Per Share Data
--------------------------------------------------------------------------------
Net asset value, beginning of period                                     $26.58
--------------------------------------------------------------------------------
Income (loss) from investment operations:
  Net investment income (loss)^b                                          .00^d
--------------------------------------------------------------------------------
  Net realized and unrealized gain (loss) on investment transactions      (.41)
--------------------------------------------------------------------------------
  Total from investment operations                                        (.41)
--------------------------------------------------------------------------------
Net asset value, end of period                                           $26.17
--------------------------------------------------------------------------------
Total Return (%)^c                                                       (1.54)*
--------------------------------------------------------------------------------

Ratios to Average Net Assets and Supplemental Data
--------------------------------------------------------------------------------
Net assets, end of period ($ millions)                                      101
--------------------------------------------------------------------------------
Ratio of expenses (%)                                                     1.16*
--------------------------------------------------------------------------------
Ratio of net investment income (loss) (%)                                  .17*
--------------------------------------------------------------------------------
Portfolio turnover rate (%)                                                  80
--------------------------------------------------------------------------------

^a For the period from June 25, 2001 (commencement of sales of Class A shares) to July 31, 2001.
^b       Based on average shares outstanding during the period.
^c       Total return does not reflect the effect of sales charge.
^d       Amount is less than $.005.
*        Annualized
**       Not annualized

Scudder Large Company Value Fund -- Class B

--------------------------------------------------------------------------------
                                                                         2001^a
--------------------------------------------------------------------------------

Selected Per Share Data
--------------------------------------------------------------------------------
Net asset value, beginning of period                                   $26.58
--------------------------------------------------------------------------------
Income (loss) from investment operations:
  Net investment income (loss)^b                                        (.02)
--------------------------------------------------------------------------------
  Net realized and unrealized gain (loss) on investment transactions    (.41)
--------------------------------------------------------------------------------
  Total from investment operations                                      (.43)
--------------------------------------------------------------------------------
Net asset value, end of period                                         $26.15
--------------------------------------------------------------------------------
Total Return (%)^c                                                     (1.62)**
--------------------------------------------------------------------------------

Ratios to Average Net Assets and Supplemental Data
--------------------------------------------------------------------------------
Net assets, end of period ($ millions)                                     38
--------------------------------------------------------------------------------
Ratio of expenses (%)                                                   1.96*
--------------------------------------------------------------------------------
Ratio of net investment income (loss) (%)                              (.63)*
--------------------------------------------------------------------------------
Portfolio turnover rate (%)                                                80
--------------------------------------------------------------------------------

^a For the period from June 25, 2001 (commencement of sales of Class B shares) to July 31, 2001.
^b       Based on average shares outstanding during the period.
^c       Total return does not reflect the effect of sales charge.
*        Annualized
**       Not annualized

Scudder Large Company Value Fund -- Class C

--------------------------------------------------------------------------------
                                                                          2001^a
--------------------------------------------------------------------------------

Selected Per Share Data
--------------------------------------------------------------------------------
Net asset value, beginning of period                                    $26.58
--------------------------------------------------------------------------------
Income (loss) from investment operations:
  Net investment income (loss)^b                                         (.02)
--------------------------------------------------------------------------------
  Net realized and unrealized gain (loss) on investment transactions     (.40)
--------------------------------------------------------------------------------
  Total from investment operations                                       (.42)
--------------------------------------------------------------------------------
Net asset value, end of period                                          $26.16
--------------------------------------------------------------------------------
Total Return (%)^c                                                      (1.58)**
--------------------------------------------------------------------------------

Ratios to Average Net Assets and Supplemental Data
--------------------------------------------------------------------------------
Net assets, end of period ($ millions)                                      12
--------------------------------------------------------------------------------
Ratio of expenses (%)                                                    1.94*
--------------------------------------------------------------------------------
Ratio of net investment income (loss) (%)                               (.60)*
--------------------------------------------------------------------------------
Portfolio turnover rate (%)                                                 80
--------------------------------------------------------------------------------

^a For the period from June 25, 2001 (commencement of sales of Class C shares) to July 31, 2001.
^b       Based on average shares outstanding during the period.
^c       Total return does not reflect the effect of sales charge.
*        Annualized
**       Not annualized

Scudder-Dreman Small Cap Value Fund -- Class A

------------------------------------------------------------------------------------------------
                                        2001a^    2000^a   1999^a    1998^a   1997^b    1996^c
------------------------------------------------------------------------------------------------

Selected Per Share Data
------------------------------------------------------------------------------------------------
Net asset value, beginning of period   $16.49   $17.75    $17.80   $21.83    $18.28   $14.50
------------------------------------------------------------------------------------------------
Income (loss) from investment
operations:
  Net investment income (loss)        --^d,^e   (.10)^d    .04^d      .06       .05    .14^d
------------------------------------------------------------------------------------------------
  Net realized and unrealized gain       3.20   (1.16)     (.09)   (3.39)      3.50     4.14
  (loss) on investment transactions
------------------------------------------------------------------------------------------------
  Total from investment operations       3.20   (1.26)     (.05)   (3.33)      3.55     4.28
------------------------------------------------------------------------------------------------
Less distributions from:
  Net investment income                    --       --        --       --        --    (.07)
------------------------------------------------------------------------------------------------
  Net realized gains on investment         --       --        --    (.70)        --    (.43)
  transactions
------------------------------------------------------------------------------------------------
  Total distributions                      --       --        --    (.70)        --    (.50)
------------------------------------------------------------------------------------------------
Net asset value, end of period         $19.69   $16.49    $17.75   $17.80    $21.83   $18.28
------------------------------------------------------------------------------------------------
Total Return (%)^f                      19.41   (7.10)     (.28)   (15.69)   19.42**  29.60^g
------------------------------------------------------------------------------------------------

Ratios to Average Net Assets and Supplemental Data
------------------------------------------------------------------------------------------------
Net assets, end of period ($ millions)    177      156       297      490       736      145
------------------------------------------------------------------------------------------------
Ratio of expenses before expense
reductions (%)                           1.54    1.67^h      1.52     1.42     1.32*     1.47
------------------------------------------------------------------------------------------------
Ratio of expenses after expense
reductions (%)                          1.49^i    1.66^h      1.52     1.42     1.32*    1.31
------------------------------------------------------------------------------------------------
Ratio of net investment income
(loss) (%)                                .00    (.58)       .21      .25      .51*      .87
------------------------------------------------------------------------------------------------
Portfolio turnover rate (%)                73       19        47       50       83*       23
------------------------------------------------------------------------------------------------

^a       For the year ended November 30.
^b       For the eleven months ended November 30.
^c       For the year ended December 31.
^d       Based on average shares outstanding during the period.
^e       Amount is less than $.005.
^f       Total return does not reflect the effect of sales charges.
^g       Total return would have been lower had certain expenses not been reduced.
^h       The ratio of operating expenses excluding costs incurred in connection with the reorganization before and after expense reductions were 1.62%
         and 1.61%, respectively.
^i       The ratio of operating expenses after expense reductions includes a reimbursement by the Advisor associated with the cancellation of the merger between the Fund and Scudder Small Company Value Fund.
*        Annualized
**       Not annualized

                                       37

Scudder-Dreman Small Cap Value Fund -- Class B

------------------------------------------------------------------------------------------------
                                        2001^a    2000^a   1999^a    1998^a   1997^b    1996^c
------------------------------------------------------------------------------------------------

Selected Per Share Data
------------------------------------------------------------------------------------------------
Net asset value, beginning of period   $15.80   $17.15    $17.33   $21.46    $18.14   $14.48
------------------------------------------------------------------------------------------------
Income (loss) from investment
operations:
  Net investment income (loss)         (.13)^d  (.24)^d   (.11)^d   (.12)     (.04)    .01^d
------------------------------------------------------------------------------------------------
  Net realized and unrealized gain       3.05   (1.11)     (.07)   (3.31)      3.36     4.11
  (loss) on investment transactions
------------------------------------------------------------------------------------------------
  Total from investment operations       2.92   (1.35)     (.18)   (3.43)      3.32     4.12
------------------------------------------------------------------------------------------------
Less distributions from:
  Net investment income                    --       --        --       --        --    (.03)
------------------------------------------------------------------------------------------------
  Net realized gains on investment         --       --        --    (.70)        --    (.43)
  transactions
------------------------------------------------------------------------------------------------
  Total distributions                      --       --        --    (.70)        --    (.46)
------------------------------------------------------------------------------------------------
Net asset value, end of period         $18.72   $15.80    $17.15   $17.33    $21.46   $18.14
------------------------------------------------------------------------------------------------
Total Return (%)^e                      18.48   (7.87)    (1.04)   (16.45)   18.30**  28.54^f
------------------------------------------------------------------------------------------------

Ratios to Average Net Assets and Supplemental Data
------------------------------------------------------------------------------------------------
Net assets, end of period ($ millions)    160      144       262      390       412       99
------------------------------------------------------------------------------------------------
Ratio of expenses before expense
reductions (%)                           2.34    2.49^g      2.36     2.34     2.34*     2.49
------------------------------------------------------------------------------------------------
Ratio of expenses after expense
reductions (%)                          2.27^h    2.48^g      2.36     2.34     2.34*     2.12
------------------------------------------------------------------------------------------------
Ratio of net investment income
(loss) (%)                              (.78)   (1.40)     (.63)    (.67)    (.51)*      .06
------------------------------------------------------------------------------------------------
Portfolio turnover rate (%)                73       19        47       50       83*       23
------------------------------------------------------------------------------------------------

^a       For the year ended November 30.
^b       For the eleven months ended November 30.
^c       For the year ended December 31.
^d       Based on average shares outstanding during the period.
^e       Total return does not reflect the effect of sales charges.
^f       Total return would have been lower had certain expenses not been reduced.
^g       The ratios of operating expenses excluding costs incurred in connection with the reorganization before and after expense reductions were 2.43%
         and 2.42%, respectively.
^h       The ratio of operating expenses after expense reductions includes a reimbursement by the Advisor associated with the cancellation of the merger between the Fund and Scudder Small Company Value Fund.
*        Annualized
**       Not annualized

                                       38

Scudder-Dreman Small Cap Value Fund -- Class C

-----------------------------------------------------------------------------------
                           2001^a    2000^a   1999^a    1998^a   1997^b    1996c^
-----------------------------------------------------------------------------------

Selected Per Share Data
-----------------------------------------------------------------------------------
Net asset value,          $15.91   $17.24    $17.39   $21.51    $18.17   $14.48
beginning of period
-----------------------------------------------------------------------------------
Income (loss) from
investment operations:
  Net investment income
  (loss)                  (.14)^d  (.21)^d   (.09)^d   (.12)     (.03)    .01^d
-----------------------------------------------------------------------------------
  Net realized and          3.08   (1.12)     (.06)   (3.30)      3.37     4.14
  unrealized gain (loss)
  on investment
  transactions
-----------------------------------------------------------------------------------
  Total from investment     2.94   (1.33)     (.15)   (3.42)      3.34     4.15
  operations
-----------------------------------------------------------------------------------
Less distributions from:
  Net investment income       --       --        --       --        --    (.03)
-----------------------------------------------------------------------------------
  Net realized gains on       --       --        --    (.70)        --    (.43)
  investment transactions
-----------------------------------------------------------------------------------
  Total distributions         --       --        --    (.70)        --    (.46)
-----------------------------------------------------------------------------------
Net asset value, end of
period                    $18.85   $15.91    $17.24   $17.39    $21.51   $18.17
-----------------------------------------------------------------------------------
Total Return (%)^e         18.48   (7.71)     (.86)   (16.37)   18.38**  28.77^f
-----------------------------------------------------------------------------------

Ratios to Average Net Assets and Supplemental Data
-----------------------------------------------------------------------------------
Net assets, end of period     32       29        57       91       100       20
($ millions)
-----------------------------------------------------------------------------------
Ratio of expenses before
expense reductions (%)      2.36   2.32^g      2.25     2.28     2.24*     2.19
-----------------------------------------------------------------------------------
Ratio of expenses after
expense reductions (%)    2.28^h   2.31^g      2.25     2.28     2.24*     2.06
-----------------------------------------------------------------------------------
Ratio of net investment
income (loss) (%)          (.79)   (1.23)     (.52)    (.61)    (.41)*      .12
-----------------------------------------------------------------------------------
Portfolio turnover            73       19        47       50       83*       23
rate (%)
-----------------------------------------------------------------------------------

^a       For the year ended November 30.
^b       For the eleven months ended November 30.
^c       For the year ended December 31.
^d       Based on average shares outstanding during the period.
^e       Total return does not reflect the effect of sales charges.
^f       Total return would have been lower had certain expenses not been reduced.
^g       The ratios of operating expenses excluding costs incurred in connection with the reorganization before and after expense reductions were 2.26%
         and 2.25%, respectively.
^h       The ratio of operating expenses after expense reductions includes a reimbursement by the Advisor associated with the cancellation of the merger between the Fund and Scudder Small Company Value Fund.
*        Annualized
**       Not annualized

How to Invest in the Funds

The following pages tell you how to invest in these funds and what to expect as a shareholder. If you're investing directly with Scudder, all of this information applies to you.

The following pages tell you about many of the services, choices and benefits of being a shareholder. You'll also find information on how to check the status of your account using the method that's most convenient for you.

You can find out more about the topics covered here by speaking with your financial representative or a representative of your workplace retirement plan or other investment provider.

Choosing a Share Class

In this prospectus are three share classes for each fund. Each class has its own fees and expenses, offering you a choice of cost structures. Class A, Class B and Class C shares are intended for investors seeking the advice and assistance of a financial representative, who may receive compensation for those services through sales commissions, service fees and/or distribution fees.

Before you invest, take a moment to look over the characteristics of each share class, so that you can be sure to choose the class that's right for you. You may want to ask your financial representative to help you with this decision.

We describe each share class in detail on the following pages. But first, you may want to look at the table below, which gives you a brief comparison of the main features of each class.

--------------------------------------------------------------------------------
Classes and features                      Points to help you compare
--------------------------------------------------------------------------------
Class A

o Sales charges of up to 5.75%, charged   o Some investors may be able to reduce
  when you buy shares                       or eliminate their sales charges;
                                            see next page
o In most cases, no charges when you
  sell shares                             o Total annual operating expenses are
                                            lower than those for Class B or
o Up to 0.25% annual service fee            Class C
--------------------------------------------------------------------------------
Class B

o No charges when you buy shares          o The deferred sales charge rate falls
                                            to zero after six years
o Deferred sales charge declining from
  4.00%, charged when you sell shares     o Shares automatically convert to
  you bought within the last six years      Class A six years after purchase,
                                            which means lower annual expenses
o 1.00% annual distribution/service fee     going forward
--------------------------------------------------------------------------------
Class C

o No charges when you buy shares          o The deferred sales charge rate is
                                            lower, but your shares never convert
o Deferred sales charge of 1.00%,           to Class A, so annual expenses
  charged when you sell shares you          remain higher
  bought within the last year

o 1.00% annual distribution/service fee
--------------------------------------------------------------------------------

Class A shares

Class A shares have a 12b-1 plan, under which a service fee of up to 0.25% is deducted from class assets each year.

Class A shares have a sales charge that varies with the amount you invest:

                          Sales charge as a        Sales charge as a % of
Your investment          % of offering price          your net investment
--------------------------------------------------------------------------------
Up to $50,000                     5.75                           6.10
--------------------------------------------------------------------------------
$50,000-$99,999                   4.50                           4.71
--------------------------------------------------------------------------------
$100,000-$249,999                 3.50                           3.63
--------------------------------------------------------------------------------
$250,000-$499,999                 2.60                           2.67
--------------------------------------------------------------------------------
$500,000-$999,999                 2.00                           2.04
--------------------------------------------------------------------------------
$1 million or more    See below and next page
--------------------------------------------------------------------------------

The offering price includes the sales charge.

You may be able to lower your Class A sales charges if:

o you plan to invest at least $50,000 over the next 24 months ("letter of intent")

o the amount of shares you already own (including shares in certain other funds) plus the amount you're investing now is at least $50,000 ("cumulative discount")

o you are investing a total of $50,000 or more in several funds at once ("combined purchases")

The point of these three features is to let you count investments made at other times for purposes of calculating your present sales charge. Any time you can use the privileges to "move" your investment into a lower sales charge category in the table above, it's generally beneficial for you to do so. You can take advantage of these methods by filling in the appropriate sections of your application or by speaking with your financial representative.


THE FOLLOWING SIDEBAR TEXT APPEARS NEXT TO THE PRECEDING PARAGRAPHS.

Class A shares may make sense for long-term investors, especially those who are eligible for reduced or eliminated sales charges.

You may be able to buy Class A shares without sales charges when you are:

o        reinvesting dividends or distributions

o        investing through certain workplace retirement plans

o participating in an investment advisory program under which you pay a fee to an investment advisor or other firm for portfolio management services

There are a number of additional provisions that apply in order to be eligible for a sales charge waiver. The fund may waive the sales charges for investors in other situations as well. Your financial representative or Shareholder Services can answer your questions and help you determine if you are eligible.

If you're investing $1 million or more, either as a lump sum or through one of the sales charge reduction features described on the previous page, you may be eligible to buy Class A shares without sales charges. However, you may be charged a contingent deferred sales charge (CDSC) of 1.00% on any shares you sell within the first year of owning them, and a similar charge of 0.50% on shares you sell within the second year of owning them ("Large Order NAV Purchase Privilege"). This CDSC is waived under certain circumstances (see "Policies You Should Know About"). Your financial representative or Shareholder Services can answer your questions and help you determine if you're eligible.

Class B shares

With Class B shares, you pay no up-front sales charges to a fund. Class B shares have a 12b-1 plan, under which a distribution fee of 0.75% and a service fee of up to 0.25% are deducted from class assets each year. This means the annual expenses for Class B shares are somewhat higher (and their performance correspondingly lower) compared to Class A shares. After six years, Class B shares automatically convert to Class A, which has the net effect of lowering the annual expenses from the seventh year on. However, unlike Class A shares, your entire investment goes to work immediately.

Class B shares have a contingent deferred sales charge (CDSC). This charge declines over the years you own shares, and disappears completely after six years of ownership. But for any shares you sell within those six years, you may be charged as follows:

Year after you bought shares                 CDSC on shares you sell
----------------------------------------------------------------------
First year                                     4.00%
----------------------------------------------------------------------
Second or third year                            3.00
----------------------------------------------------------------------
Fourth or fifth year                            2.00
----------------------------------------------------------------------
Sixth year                                      1.00
----------------------------------------------------------------------
Seventh year and later          None (automatic conversion to Class A)
----------------------------------------------------------------------

This CDSC is waived under certain circumstances (see "Policies You Should Know About"). Your financial representative or Shareholder Services can answer your questions and help you determine if you're eligible.

While Class B shares don't have any front-end sales charges, their higher annual expenses (due to 12b-1 fees) mean that over the years you could end up paying more than the equivalent of the maximum allowable front-end sales charge.


THE FOLLOWING SIDEBAR TEXT APPEARS NEXT TO THE PRECEDING PARAGRAPHS.

Class B shares can be a logical choice for long-term investors who prefer to see all of their investment go to work right away, and can accept somewhat higher annual expenses.

Class C shares

Like Class B shares, Class C shares have no up-front sales charges and have a 12b-1 plan under which a distribution fee of 0.75% and a service fee of up to 0.25% are deducted from class assets each year. Because of these fees, the annual expenses for Class C shares are similar to those of Class B shares, but higher than those for Class A shares (and the performance of Class C shares is correspondingly lower than that of Class A shares). However, unlike Class A shares, your entire investment goes to work immediately.

Unlike Class B shares, Class C shares do NOT automatically convert to Class A shares after six years, so they continue to have higher annual expenses.

Class C shares have a CDSC, but only on shares you sell within one year of buying them:

Year after you bought shares                   CDSC on shares you sell
--------------------------------------------------------------------------------
First year                                              1.00%
--------------------------------------------------------------------------------
Second year and later                                   None
--------------------------------------------------------------------------------

This CDSC is waived under certain circumstances (see "Policies You Should Know About"). Your financial representative or Shareholder Services can answer your questions and help you determine if you're eligible.

While Class C shares don't have any front-end sales charges, their higher annual expenses (due to 12b-1 fees) mean that over the years you could end up paying more than the equivalent of the maximum allowable front-end sales charge.


THE FOLLOWING SIDEBAR TEXT APPEARS NEXT TO THE PRECEDING PARAGRAPHS.

Class C shares may appeal to investors who plan to sell shares within six years of buying them, or who aren't certain of their investment time horizon.

How to Buy Shares

Once you've chosen a share class, use these instructions to make investments.

------------------------------------------------------------------------------------------------
First investment                          Additional investments
------------------------------------------------------------------------------------------------

$1,000 or more for regular accounts       $50 or more for regular accounts and IRA accounts

$500 or more for IRAs                     $50 or more with an Automatic Investment Plan
------------------------------------------------------------------------------------------------

Through a financial representative

o Contact your representative using the   o Contact your representative using the
  method that's most convenient for you     method that's most convenient for you
------------------------------------------------------------------------------------------------

By mail or express mail (see below)

o Fill out and sign an application       o Send a check made out to "Scudder
                                           Funds" and a Scudder investment slip
o Send it to us at the appropriate         to us at the appropriate address
  address, along with an investment        below
  check
                                         o If you don't have an investment
                                           slip, simply include a letter with
                                           your name, account number, the full
                                           name of the fund and the share class
                                           and your investment instructions
------------------------------------------------------------------------------------------------

By wire

o Call (800) 621-1048 for instructions   o Call (800) 621-1048 for instructions (minimum $50)
------------------------------------------------------------------------------------------------

By phone

--                                        o Call (800) 621-1048 for instructions
------------------------------------------------------------------------------------------------

With an automatic investment plan
                                          o To set up regular investments from a bank checking
--                                          account, call (800) 621-1048 (minimum $50)
------------------------------------------------------------------------------------------------

On the Internet                           o Go to www.scudder.com and register

                                          o Follow the instructions for buying shares with
--                                          money from your bank account
------------------------------------------------------------------------------------------------



------------------------------------------------------------------------------------------------

Regular mail:

First Investment: Scudder Investments, PO Box 219356, Kansas City, MO 64121-9356
Additional Investments: Scudder Investments, PO Box 219154, Kansas City, MO 64121-9154

Express, registered or certified mail:

Scudder Investments, 811 Main Street, Kansas City, MO 64105-2005

Fax number: (800) 821-6234 (for exchanging and selling only)

How to Exchange or Sell Shares

Use these instructions to exchange or sell shares in your account.

------------------------------------------------------------------------------------------------
Exchanging into another fund              Selling shares
------------------------------------------------------------------------------------------------

$1,000 or more to open a new account      Some transactions, including most for over $100,000,
($500 for IRAs)                           can only be ordered in writing with a signature
                                          guarantee; if you're in doubt, see page 51
$50 or more for exchanges between
existing accounts
------------------------------------------------------------------------------------------------

Through a financial representative

o Contact your representative by the      o Contact your representative by the method that's
  method that's most convenient for you     most convenient for you
------------------------------------------------------------------------------------------------

By phone or wire

o Call (800) 621-1048 for instructions    o Call (800) 621-1048 for instructions
------------------------------------------------------------------------------------------------

By mail, express mail or fax
(see previous page)

Write a letter that includes:            Write a letter that includes:

o the fund, class and account number     o the fund, class and account number
  you're exchanging out of                 from which you want to sell shares

o the dollar amount or number of shares  o the dollar amount or number of
  you want to exchange                     shares you want to sell

o the name and class of the fund you     o your name(s), signature(s) and
  want to exchange into                    address, as they appear on your
                                           account
o your name(s), signature(s) and
  address, as they appear on your        o a daytime telephone number
  account
o a daytime telephone number
------------------------------------------------------------------------------------------------

With an automatic exchange plan

o To set up regular exchanges from a     --
  fund account, call (800) 621-1048
------------------------------------------------------------------------------------------------


With an automatic withdrawal plan

--                                       o To set up regular cash payments from a fund
                                           account, call (800) 621-1048
------------------------------------------------------------------------------------------------

On the Internet

o Go to www.scudder.com and register

o Follow the instructions for making
  on-line exchanges                      --
------------------------------------------------------------------------------------------------

Policies You Should Know About

Along with the instructions on the previous pages, the policies below may affect you as a shareholder. Some of this information, such as the section on dividends and taxes, applies to all investors, including those investing through investment providers.

If you are investing through an investment provider, check the materials you received from them. As a general rule, you should follow the information in those materials wherever it contradicts the information given here. Please note that an investment provider may charge its own fees.

In either case, keep in mind that the information in this prospectus applies only to the fund's Class A, Class B and Class C shares. Certain funds have other share classes, which are described in a separate prospectus and which have different fees, requirements and services.

In order to reduce the amount of mail you receive and to help reduce fund expenses, we generally send a single copy of any shareholder report and prospectus to each household. If you do not want the mailing of these documents to be combined with those for other members of your household, please call (800) 621-1048.

Policies about transactions

The funds are open for business each day the New York Stock Exchange is open. Each fund calculates its share price for each class every business day, as of the close of regular trading on the Exchange (typically 4 p.m. Eastern time, but sometimes earlier, as in the case of scheduled half-day trading or unscheduled suspensions of trading).

You can place an order to buy or sell shares at any time. Once your order is received by Scudder Investments Service Company, and they have determined that it is in "good order," it will be processed at the next share price calculated.

Because orders placed through investment providers must be forwarded to Scudder Investments Service Company before they can be processed, you'll need to allow extra time. A representative of your investment provider should be able to tell you when your order will be processed.


THE FOLLOWING SIDEBAR TEXT APPEARS NEXT TO THE PRECEDING PARAGRAPHS.

The Scudder Web site can be a valuable resource for shareholders with Internet access. Go to www.scudder.com to get up-to-date information, review balances or even place orders for exchanges.

Ordinarily, your investment will start to accrue dividends the next business day after your purchase is processed. When selling shares you'll generally receive the dividend for the day on which your shares were sold.

ScudderACCESS, the Scudder Automated Information Line, is available 24 hours a day by calling (800) 972-3060. You can use ScudderACCESS to get information on Scudder funds generally and on accounts held directly at Scudder. You can also use it to make exchanges and sell shares.

QuickBuy and QuickSell let you set up a link between a Scudder account and a bank account. Once this link is in place, you can move money between the two with a phone call. You'll need to make sure your bank has Automated Clearing House (ACH) services. Transactions take two to three days to be completed and there is a $50 minimum. To set up QuickBuy or QuickSell on a new account, see the account application; to add it to an existing account, call (800) 621-1048.

Since many transactions may be initiated by telephone or electronically, it's important to understand that as long as we take reasonable steps to ensure that an order to purchase or redeem shares is genuine, such as recording calls or requesting personalized security codes or other information, we are not responsible for any losses that may occur. For transactions conducted over the Internet, we recommend the use of a secure Internet browser. In addition, you should verify the accuracy of your confirmation statements immediately after you receive them.

When you ask us to send or receive a wire, please note that while we don't charge a fee to send or receive wires, it's possible that your bank may do so. Wire transactions are completed within 24 hours. The funds can only send wires of $1,000 or more and accept wires of $50 or more.

When you sell shares that have a CDSC, we calculate the CDSC as a percentage of what you paid for the shares or what you are selling them for -- whichever results in the lower charge to you. In processing orders to sell shares, we turn to the shares with the lowest CDSC first. Exchanges from one fund into another don't affect CDSCs: for each investment you make, the date you first bought shares is the date we use to calculate a CDSC on that particular investment.

There are certain cases in which you may be exempt from a CDSC. These include:

o        the death or disability of an account owner (including a joint owner)

o withdrawals made through an automatic withdrawal plan. Such withdrawals may be made at a maximum of 10% per year of the net asset value of the account.

o        withdrawals related to certain retirement or benefit plans

o redemptions for certain loan advances, hardship provisions or returns of excess contributions from retirement plans

o for Class A shares purchased through the Large Order NAV Purchase Privilege, redemption of shares whose dealer of record at the time of the investment notifies Scudder Distributors, Inc. that the dealer waives the applicable commission

o For Class C shares, redemption of shares purchased through a dealer-sponsored asset allocation program maintained on an omnibus record-keeping system, provided the dealer of record has waived the advance of the first year administrative services and distribution fees applicable to such shares and has agreed to receive such fees quarterly.

In each of these cases, there are a number of additional provisions that apply in order to be eligible for a CDSC waiver. Your financial representative or Shareholder Services can answer your questions and help you determine if you are eligible.


THE FOLLOWING SIDEBAR TEXT APPEARS NEXT TO THE PRECEDING PARAGRAPHS.

If you ever have difficulty placing an order by phone or fax, you can always send us your order in writing.

If you sell shares in a Scudder fund and then decide to invest with Scudder again within six months, you can take advantage of the "reinstatement feature." With this feature, you can put your money back into the same class of a Scudder fund at its current NAV and for purposes of sales charges it will be treated as if it had never left Scudder. You'll be reimbursed (in the form of fund shares) for any CDSC you paid when you sold. Future CDSC calculations will be based on your original investment date, rather than your reinstatement date. There is also an option that lets investors who sold Class B shares buy Class A shares with no sales charge, although they won't be reimbursed for any CDSC they paid. You can only use the reinstatement feature once for any given group of shares. To take advantage of this feature, contact Shareholder Services or your financial representative.

Exchanges are a shareholder privilege, not a right: we may reject any exchange order, particularly when there appears to be a pattern of "market timing" or other frequent purchases and sales. We may also reject or limit purchase orders, for these or other reasons.

When you want to sell more than $100,000 worth of shares or send proceeds to a third party or to a new address, you'll usually need to place your order in writing and include a signature guarantee. The only exception is if you want money wired to a bank account that is already on file with us; in that case, you don't need a signature guarantee. Also, you don't need a signature guarantee for an exchange, although we may require one in certain other circumstances.

A signature guarantee is simply a certification of your signature -- a valuable safeguard against fraud. You can get a signature guarantee from most brokers, banks, savings institutions and credit unions. Note that you can't get a signature guarantee from a notary public.

Money from shares you sell is normally sent out within one business day of when your order is processed (not when it is received), although it could be delayed for up to seven days. There are also two circumstances when it could be longer: when you are selling shares you bought recently by check and that check hasn't cleared yet (maximum delay: 10 days) or when unusual circumstances prompt the SEC to allow further delays. Certain expedited redemption processes may also be delayed when you are selling recently purchased shares.

How the funds calculate share price

The price at which you buy shares is as follows:

Class A shares -- net asset value per share, or NAV, adjusted to allow for any applicable sales charges (see "Choosing A Share Class")

Class B and Class C shares-- net asset value per share, or NAV

To calculate NAV, each share class uses the following equation:

          TOTAL ASSETS - TOTAL LIABILITIES
         ---------------------------------        =  NAV
         TOTAL NUMBER OF SHARES OUTSTANDING

For each share class, the price at which you sell shares is also the NAV, although a CDSC may be taken out of the proceeds (see "Choosing a Share Class").

We typically use market prices to value securities. However, when a market price isn't available, or when we have reason to believe it doesn't represent market realities, we may use fair value methods approved by a fund's Board. In such a case, the fund's value for a security is likely to be different from the last quoted market prices.

To the extent that a fund invests in securities that are traded primarily in foreign markets, the value of their holdings could change at a time when you aren't able to buy or sell fund shares. This is because some foreign markets are open on days or at times when the funds don't price their shares.

Other rights we reserve

o withhold 30% (in 2002 and 2003) of your distributions as federal income tax if we have been notified by the IRS that you are subject to backup withholding, or if you fail to provide us with a correct taxpayer ID number or certification that you are exempt from backup withholding

o reject a new account application if you don't provide a correct Social Security or other tax ID number; if the account has already been opened, we may give you 30 days' notice to provide the correct number

o charge you $9 each calendar quarter if your account balance is below $1,000 for the entire quarter; this policy doesn't apply to most retirement accounts or if you have an automatic investment plan or in any case where a fall in share price created the low balance

o pay you for shares you sell by "redeeming in kind," that is, by giving you marketable securities (which typically will involve brokerage costs for you to liquidate) rather than cash; Large Company Value Fund generally won't make a redemption in kind unless your requests over a 90-day period total more than $250,000 or 1% of the value of a fund's net assets, whichever is less

o change, add or withdraw various services, fees and account policies (for example, we may change or terminate the exchange privilege at any time)

Understanding Distributions and Taxes

By law, a mutual fund is required to pass through to its shareholders virtually all of its net earnings. A fund can earn money in two ways: by receiving interest, dividends or other income from securities it holds, and by selling securities for more than it paid for them. (A fund's earnings are separate from any gains or losses stemming from your own purchase of shares.) A fund may not always pay a distribution for a given period.

The funds intend to pay dividends and distributions to their shareholders in December, and if necessary, may do so at other times as well.

You can choose how to receive your dividends and distributions. You can have them all automatically reinvested in fund shares (at NAV) or all sent to you by check, have one type reinvested and the other sent to you by check or have them invested in a different fund. Tell us your preference on your application. If you don't indicate a preference, your dividends and distributions will all be reinvested without sales charges. For retirement plans, reinvestment is the only option.

Buying and selling fund shares will usually have tax consequences for you (except in an IRA or other tax-advantaged account). Your sale of shares may result in a capital gain or loss for you; whether long-term or short-term depends on how long you owned the shares. For tax purposes, an exchange is the same as a sale.


THE FOLLOWING SIDEBAR TEXT APPEARS NEXT TO THE PRECEDING PARAGRAPHS.

Because each shareholder's tax situation is unique, ask your tax professional about the tax consequences of your investments, including any state and local tax consequences.

The tax status of the fund earnings you receive, and your own fund transactions, generally depends on their type:

Generally taxed at ordinary income rates
---------------------------------------------------------------------
o  short-term capital gains from selling fund shares
---------------------------------------------------------------------
o  taxable income dividends you receive from a fund
---------------------------------------------------------------------
o  short-term capital gains distributions you receive from a fund
---------------------------------------------------------------------

Generally taxed at capital gains rates
---------------------------------------------------------------------
o  long-term capital gains from selling fund shares
---------------------------------------------------------------------
o  long-term capital gains distributions you receive from a fund
---------------------------------------------------------------------

You may be able to claim a tax credit or deduction for your share of any foreign taxes your fund pays.

Your fund will send you detailed tax information every January. These statements tell you the amount and the tax category of any dividends or distributions you received. They also have certain details on your purchases and sales of shares. The tax status of dividends and distributions is the same whether you reinvest them or not. Dividends or distributions declared in the last quarter of a given year are taxed in that year, even though you may not receive the money until the following January.

If you invest right before a fund pays a dividend, you'll be getting some of your investment back as a taxable dividend. You can avoid this, if you want, by investing after the fund declares a dividend. In tax-advantaged retirement accounts you don't need to worry about this.

Corporations may be able to take a dividends-received deduction for a portion of income dividends they receive.

To Get More Information

Shareholder reports -- These include commentary from each fund's management team about recent market conditions and the effects of a fund's strategies on its performance. They also have detailed performance figures, a list of everything each fund owns, and its financial statements. Shareholders get these reports automatically.

Statement of Additional Information (SAI) -- This tells you more about each fund's features and policies, including additional risk information. The SAI is incorporated by reference into this document (meaning that it's legally part of this prospectus).

For a free copy of any of these documents or to request other information about a fund, call (800) 621-1048, or contact Scudder Investments at the address listed below. These documents and other information about each fund are available from the EDGAR Database on the SEC's Internet site at www.sec.gov. If you like, you may obtain copies of this information, after paying a copying fee, by e-mailing a request to publicinfo@sec.gov or by writing the SEC at the address listed below. You can also review and copy these documents and other information about each fund, including each fund's SAI, at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the SEC's Public Reference Room may be obtained by calling (202) 942-8090.
--------------------------------------------------------------------------------


Scudder Investments                   SEC
--------------------------------------------------------------------------------
222 South Riverside Plaza             Public Reference Section
Chicago, IL 60606-5808                Washington, D.C. 20549-0102
www.scudder.com                       www.sec.gov
(800) 621-1048                        (202) 942-8090









Distributor
Scudder Distributors, Inc.
222 South Riverside Plaza
Chicago, IL 60606-5808
www.scudder.com
e-mail info@scudder.com       SEC File Numbers:
Tel (800) 621-1048            Scudder Contrarian Fund                   811-5385
                              Scudder-Dreman High Return Equity Fund    811-5385
SCUDDER                       Scudder Large Company Value Fund          811-1444
INVESTMENTS                   Scudder-Dreman Small Cap Value Fund       811-538

                                                                     SCUDDER
                                                                     INVESTMENTS




                             Value Funds II
                             Class S Shares


Prospectus



--------------------------------------------------------------------------------
                             April 1, 2002, as revised April 8, 2002
--------------------------------------------------------------------------------


                             Scudder-Dreman Small Cap Value Fund

As with all mutual funds, the Securities and Exchange Commission (SEC) does not approve or disapprove these shares or determine whether the information in this prospectus is truthful or complete. It is a criminal offense for anyone to inform you otherwise.

Contents
--------------------------------------------------------------------------------


How the Fund Works                           How to Invest in the Fund

     4  The Fund's Main Investment               14  How to Buy, Sell and
        Strategy                                     Exchange Class S Shares

     5  The Main Risks of Investing              16  Policies You Should Know
        in the Fund                                  About

     8  How Much Investors Pay                   21  Understanding Distributions
                                                     and Taxes
     9  Other Policies and Risks

    10  Who Manages and Oversees
        the Fund

    12  Financial Highlights

How the Fund Works

On the next few pages, you'll find information about the fund's investment goal, the main strategies it uses to pursue that goal, and the main risks that could affect performance.

Whether you are considering investing in the fund or are already a shareholder, you'll probably want to look this information over carefully. You may want to keep it on hand for reference as well.

Remember that mutual funds are investments, not bank deposits. They're not insured or guaranteed by the FDIC or any other government agency. Their share prices will go up and down, so be aware that you could lose money.

This prospectus offers one class of shares. Class S shares are generally not available to new investors.

You can find Scudder prospectuses on the Internet for Class S shares at myScudder.com.

--------------------------------------------------------------------------------
                                                                 |  Class S

                                                    fund number  |  388

  Scudder-Dreman Small Cap Value Fund
  formerly Scudder Small Cap Value Fund
--------------------------------------------------------------------------------

The Fund's Main Investment Strategy

The fund seeks long-term capital appreciation.

Under normal circumstances, the fund invests at least 80% of net assets, plus the amount of any borrowings for investment purposes, in undervalued common stocks of small U.S. companies, which the fund defines as companies that are similar in market value to those in the Russell 2000 Index ("Index") (as of December 31, 2001, the Russell 2000 Index had a median market capitalization of $415.7 million). The fund intends to invest primarily in companies whose market capitalizations fall within the normal range of the Index.

The portfolio managers begin their stock selection process by screening stocks of small companies with below market price-to-earnings (P/E) ratios. The managers then seek companies with a low price compared to the book value, cash flow and yield and analyze individual companies to identify those that are fundamentally sound and appear to have strong potential for earnings and dividend growth over the Index.

From the remaining group, the managers then complete their fundamental analysis and make their buy decisions from a group of the most attractive stocks, drawing on analysis of economic outlooks for various industries.

The managers may favor securities from different industries and companies at different times while still maintaining diversification in terms of the industries and companies represented.

--------------------------------------------------------------------------------

OTHER INVESTMENTS While the fund invests mainly in U.S. stocks, it could invest up to 20% of total assets in foreign securities. Also, while the fund is permitted to use various types of derivatives (contracts whose value is based on, for example, indices, currencies or securities), the managers don't intend to use them as principal investments.

The managers will normally sell a stock when it no longer qualifies as a small company, when its P/E rises above that of the Index, its fundamentals change or other investments offer better opportunities.

The Main Risks of Investing in the Fund

There are several risk factors that could hurt the fund's performance, cause you to lose money or make the fund perform less well than other investments.

As with most stock funds, the most important factor with this fund is how stock markets perform -- in this case, the small company portion of the U.S. stock market. When small company stock prices fall, you should expect the value of your investment to fall as well. Small company stocks tend to be more volatile than stocks of larger companies, in part because small companies tend to be less established than larger companies and more vulnerable to competitive challenges and bad economic news. Because a stock represents ownership in its issuer, stock prices can be hurt by poor management, shrinking product demand and other business risks. These may affect single companies as well as groups of companies.

To the extent that the fund focuses on a given sector, any factors affecting that sector could affect portfolio securities. For example, the emergence of new technologies could hurt electronics or medical technology companies.

Other factors that could affect performance include:

o the managers could be wrong in their analysis of companies, sectors, economic trends or other matters

o    value stocks may be out of favor for certain periods

o foreign securities may be more volatile than their U.S. counterparts, for reasons such as currency fluctuations and political and economic uncertainty

o    derivatives could produce disproportionate losses

o at times, market conditions might make it hard to value some investments or to get an attractive price for them


THE FOLLOWING SIDEBAR TEXT APPEARS NEXT TO THE PRECEDING PARAGRAPHS.

This fund is designed for value-oriented investors who are interested in small-cap market exposure.

The Fund's Performance History

While a fund's past performance (before and after taxes) isn't necessarily a sign of how it will do in the future, it can be valuable for an investor to know. The bar chart shows how the performance figures for the fund's Class A shares have varied from year to year, which may give some idea of risk. The bar chart does not reflect sales load; if it did, total returns would be lower. The table shows how the performance for the fund's Class A shares compares with a broad-based market index (which, unlike the fund, does not have any fees or expenses). The table includes the effects of maximum sales loads. The performance of both the fund and the index varies over time. All figures assume reinvestment of dividends and distributions (in the case of after-tax returns, reinvested net of assumed tax rates).

The table shows returns on a before-tax and after-tax basis. After-tax returns are shown for Class A only. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown in the table. After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Scudder-Dreman Small Cap Value Fund

--------------------------------------------------------------------------------
Annual Total Returns (%) as of 12/31 each year                    Class A
--------------------------------------------------------------------------------

THE ORIGINAL DOCUMENT CONTAINS A BAR CHART HERE

BAR CHART DATA:

1993        2.54
1994        0.15
1995       43.29
1996       29.60
1997       20.02
1998      -12.82
1999        0.65
2000       -2.47
2001       14.32

For the periods included in the bar chart:
Best Quarter: 17.42%, Q2 2001             Worst Quarter: -24.07%, Q3 1998

--------------------------------------------------------------------------------
Average Annual Total Returns (%) as of 12/31/2001
--------------------------------------------------------------------------------

                                       1 Year        5 Years    Since Inception*
--------------------------------------------------------------------------------
Class A
--------------------------------------------------------------------------------
  Return before Taxes                   7.74          2.05           10.14
--------------------------------------------------------------------------------
  Return after Taxes on
  Distributions                         7.74          1.86            9.10
--------------------------------------------------------------------------------
  Return after Taxes on
  Distributions and Sale of Fund
  Shares                                4.72          1.60            8.00
--------------------------------------------------------------------------------
Index 1 (reflects no deductions
for fees, expenses or taxes)           14.02         11.21           14.27
--------------------------------------------------------------------------------
Index 2 (reflects no deductions         2.79          7.52           11.46
for fees, expenses or taxes)
--------------------------------------------------------------------------------

Index 1: The Russell 2000 Index, which measures the performance of those companies in the Russell 2000 Index with lower price-to-book ratios and lower expected growth rates.

Index 2: The Russell 2000 Index, an unmanaged capitalization-weighted measure of approximately 2,000 small U.S. stocks.

In both the table and the chart, total returns for 1993 through 1996 would have been lower if operating expenses hadn't been reduced.

*   Since 5/22/1992. Index comparison begins 5/31/1992.

Class S does not have a full calendar year of performance and past performance data is not provided. Although Class A shares are not offered in this prospectus, they are invested in the same portfolio. Class S shares' annual returns differ only to the extent that the classes have different fees and expenses.

How Much Investors Pay

This table describes the fees and expenses that you may pay if you buy and hold Class S shares of the fund.

--------------------------------------------------------------------------------
Fee Table
--------------------------------------------------------------------------------
Shareholder Fees, paid directly from your investment                 None
--------------------------------------------------------------------------------

Annual Operating Expenses, deducted from fund assets
--------------------------------------------------------------------------------
Management Fee                                                       0.74%
--------------------------------------------------------------------------------
Distribution (12b-1) Fee                                             None
--------------------------------------------------------------------------------
Other Expenses                                                       0.45*^a
--------------------------------------------------------------------------------
Total Annual Operating Expenses                                      1.19%
--------------------------------------------------------------------------------

*   Estimated since no Class S shares were issued as of fiscal year end.

^a  Includes a fixed rate administrative fee of 0.45%.

Information in the table has been restated to reflect a new fixed rate administrative fee.

Based on the figures above, this example helps you compare the class's expenses to those of other mutual funds. This example assumes operating expenses remain the same. It also assumes that you invested $10,000, earned 5% annual returns, reinvested all dividends and distributions and sold your shares at the end of each period. This is only an example; actual expenses will be different.

--------------------------------------------------------------------------------
Example                    1 Year        3 Years       5 Years        10 Years
--------------------------------------------------------------------------------
Class S                     $121          $378           $654          $1,443
--------------------------------------------------------------------------------

Other Policies and Risks

While the previous pages describe the main points of the fund's strategy and risks, there are a few other issues to know about:

o Although major changes tend to be infrequent, the fund's Board could change that fund's investment goal without seeking shareholder approval. The Board will provide shareholders with at least 60 days' notice prior to making any changes to the fund's 80% investment policy as described herein.

o The fund may trade securities actively. This could could raise transaction costs (thus lowering returns) and could mean higher taxable distributions.

o As a temporary defensive measure, the fund could shift up to 50% of assets into investments such as money market securities. This could prevent losses, but would mean that the fund would not be pursuing its goal.

o The fund's equity investments are mainly common stocks, but may also include other types of equities such as preferred or convertible stocks.

Euro conversion

The fund's investment in foreign securities could be affected by accounting differences, changes in tax treatment or other issues related to the conversion of certain European currencies into the euro, which is well underway. The advisor is working to address euro-related issues as they occur and has been notified that other key service providers are taking similar steps. Still, there's some risk that this problem could materially affect the fund's operation (including its ability to calculate net asset value and to handle purchases and redemptions), its investments or securities markets in general.

For more information

This prospectus doesn't tell you about every policy or risk of investing in the fund.

If you want more information on the fund's allowable securities and investment practices and the characteristics and risks of each one, you may want to request a copy of the Statement of Additional Information (the back cover tells you how to do this).

Keep in mind that there is no assurance that any mutual fund will achieve its goal.

Who Manages and Oversees the Fund

The investment advisor


Deutsche Investment Management Americas Inc. ("DeIM"), which is part of Deutsche Asset Management, is the investment advisor for each fund. Under the supervision of the Board of Trustees/Directors, DeIM, with headquarters at 345 Park Avenue, New York, NY, makes the fund's investment decisions, buys and sells securities for the fund and conducts research that leads to these purchase and sale decisions. DeIM has more than 80 years of experience managing mutual funds and provides a full range of investment advisory services to institutional and retail clients. The fund's investment advisor is also responsible for selecting brokers and dealers and for negotiating brokerage commissions and dealer charges.

Deutsche Asset Management is the marketing name in the U.S. for the asset management activities of DeIM, Deutsche Bank AG, Deutsche Asset Management, Inc., Deutsche Bank Securities, Inc., Deutsche Asset Management Investment Services Ltd., Bankers Trust Company (to be renamed Deutsche Bank Trust Company Americas on April 15, 2002) and Scudder Trust Company.

Deutsche Asset Management is a global asset management organization that offers a wide range of investing expertise and resources, including more than 500 portfolio managers and analysts and an office network that reaches the world's major investment centers. This well-resourced global investment platform brings together a wide variety of experience and investment insight, across industries, regions, asset classes and investing styles.

DeIM is an indirect wholly owned subsidiary of Deutsche Bank AG. Deutsche Bank AG is a major global banking institution that is engaged in a wide range of financial services, including investment management, mutual fund, retail, private and commercial banking, investment banking and insurance.


The advisor receives a management fee from the fund. For the most recent fiscal year, the actual amount paid in management fees was 0.74% of the fund's average daily net assets.

Sub-advisor for Scudder-Dreman Small Cap Value Fund

The sub-advisor for the fund is Dreman Value Management, L.L.C, Jersey City, NJ. Dreman Value Management was founded in 1977 and currently manages over $6 billion in assets, which primarily include institutional accounts and investment companies managed by the advisor.

Sub-advisory Fees

Under the sub-advisory agreement, the advisor will pay Dreman Value Management, L.L.C for its services a sub-advisory fee, payable monthly, at the annual rate of 0.375% of the first $500 million of the fund's average daily net assets and 0.340% of any amount over $500 million of the fund's average daily net assets.

The portfolio managers

The following people handle the day-to-day management of the fund.

  David N. Dreman                          Nelson Woodard
  Co-Lead Portfolio Manager                Co-Lead Portfolio Manager
    o Began investment career in 1957        o Began investment career in 1985
    o Joined the fund team in 2002           o Joined the fund team in 2002
    o Founder and Chairman, Dreman           o Portfolio manager since 1997
      Value Management, L.L.C.

Financial Highlights

Since there were no Class S shares issued as of the end of the fund's fiscal year, no data is available.

How to Invest in the Fund

The following pages tell you how to invest in the fund and what to expect as a shareholder. If you're investing directly with Scudder, all of this information applies to you.

If you're investing through a "third party provider" -- for example, a workplace retirement plan, financial supermarket or financial advisor -- your provider may have its own policies or instructions, and you should follow those.

As noted earlier, this prospectus offers only Class S shares.

These instructions are for buying and selling Class S shares, which are generally not available to new investors. Be sure to use the appropriate table when placing any orders to buy, exchange or sell shares in your account.

How to Buy, Sell and Exchange Class S Shares

Buying Shares: Use these instructions to invest directly. Make out your check to "The Scudder Funds."

--------------------------------------------------------------------------------------
First investment                          Additional investments
--------------------------------------------------------------------------------------

$2,500 or more for regular accounts       $50 or more for regular accounts and
                                          IRA accounts
$1,000 or more for IRAs
                                          $50 or more with an Automatic
                                          Investment Plan
--------------------------------------------------------------------------------------

By mail or express mail (see below)

o Fill out and sign an application        Send a Scudder investment slip or short
                                          note that includes:
o Send it to us at the appropriate
  address, along with an investment check o fund and class name

                                          o account number

                                          o check payable to "The Scudder Funds"
--------------------------------------------------------------------------------------

By wire

o Call 1-800-SCUDDER for instructions     o Call 1-800-SCUDDER for instructions
                                            (minimum $50)
--------------------------------------------------------------------------------------

By phone

--                                        o Call 1-800-SCUDDER for instructions
--------------------------------------------------------------------------------------

With an automatic investment plan

o Fill in the information on your         o To set up regular investments from a
  application and include a voided check    bank checking account, call
                                            1-800-SCUDDER (minimum $50)
--------------------------------------------------------------------------------------

Using QuickBuy

--                                        o Call 1-800-SCUDDER to speak to a
                                            representative

                                          o or, to use QuickBuy on SAIL(TM), call
                                            1-800-343-2890 and follow the
                                            instructions on how to purchase shares
--------------------------------------------------------------------------------------

On the Internet

o Go to "funds and prices" at             o Call 1-800-SCUDDER to ensure you
  myScudder.com                             have electronic services

o Print out a prospectus and a new        o Register at myScudder.com
  account application
                                          o Follow the instructions for buying
o Complete and return the application       shares with money from your bank
  with your check                           account
--------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------

Regular mail:
First Investment: Scudder Investments, PO Box 219669, Kansas City, MO 64121-9669

Additional Investments: Scudder Investments, PO Box 219664, Kansas City, MO 64121-9664

Express, registered or certified mail:
Scudder Investments, 811 Main Street, Kansas City, MO 64105-2005

Fax number: 1-800-821-6234 (for exchanging and selling only)

Exchanging or Selling Shares: Use these instructions to exchange or sell shares in an account opened directly with Scudder.

----------------------------------------------------------------------------------
Exchanging into another fund              Selling shares
----------------------------------------------------------------------------------

$2,500 or more to open a new account      Some transactions, including most for
($1,000 or more for IRAs)                 over $100,000, can only be ordered in
                                          writing; if you're in doubt, see page
$50 or more for exchanges between         18
existing accounts
----------------------------------------------------------------------------------

By phone or wire

o Call 1-800-SCUDDER for instructions     o Call 1-800-SCUDDER for instructions
----------------------------------------------------------------------------------

Using SAIL(TM)

o Call 1-800-343-2890 and follow the      o Call 1-800-343-2890 and follow the
  instructions                              instructions
----------------------------------------------------------------------------------

By mail, express mail or fax
(see previous page)

Your instructions should include:         Your instructions should include:

o the fund, class, and account number     o the fund, class and account number
  you're exchanging out of                  from which you want to sell shares

o the dollar amount or number of shares   o the dollar amount or number of
  you want to exchange                      shares you want to sell

o the name and class of the fund you
  want to exchange into

o your name(s), signature(s),             o your name(s), signature(s) and
  and address, as they appear on            address, as they appear on your account
  your account

o a daytime telephone number              o a daytime telephone number
----------------------------------------------------------------------------------

With an automatic withdrawal plan

--                                        o To set up regular cash payments from
                                            a Scudder account, call 1-800-SCUDDER
----------------------------------------------------------------------------------

Using QuickSell

--                                        o Call 1-800-SCUDDER
----------------------------------------------------------------------------------

On the Internet

o Register at myScudder.com               o Register at myScudder.com

o Follow the instructions for making      o Follow the instructions for making
  on-line exchanges                         on-line redemptions
----------------------------------------------------------------------------------

Policies You Should Know About

Along with the instructions on the previous pages, the policies below may affect you as a shareholder. Some of this information, such as the section on dividends and taxes, applies to all investors, including those investing through investment providers.

If you are investing through an investment provider, check the materials you received from them. As a general rule, you should follow the information in those materials wherever it contradicts the information given here. Please note that an investment provider may charge its own fees.

In either case, keep in mind that the information in this prospectus applies only to the fund's Class S shares. The fund does have other share classes, which are described in a separate prospectus and which have different fees, requirements and services.

In order to reduce the amount of mail you receive and to help reduce expenses, we generally send a single copy of any shareholder report and prospectus to each household. If you do not want the mailing of these documents to be combined with those for other members of your household, please call 1-800-SCUDDER.

Policies about transactions

The fund is open for business each day the New York Stock Exchange is open. The fund calculates its share price every business day, as of the close of regular trading on the Exchange (typically 4 p.m. Eastern time, but sometimes earlier, as in the case of scheduled half-day trading or unscheduled suspensions of trading).

You can place an order to buy or sell shares at any time. Once your order is received by Scudder Service Corporation, and they have determined that it is in "good order," it will be processed at the next share price calculated.

Because orders placed through investment providers must be forwarded to Scudder Service Corporation before they can be processed, you'll need to allow extra time. A representative of your investment provider should be able to tell you when your order will be processed.


THE FOLLOWING SIDEBAR TEXT APPEARS NEXT TO THE PRECEDING PARAGRAPHS.

Questions? You can speak to a Scudder representative between 8 a.m. and 7 p.m. Eastern time on any fund business day by calling 1-800-SCUDDER (Class S).

Automated phone information is available 24 hours a day. You can use your automated phone services to get information on Scudder funds generally and on accounts held directly at Scudder. If you signed up for telephone services, you can also use this service to make exchanges and sell shares. Call SAIL(TM), the Automated Information Line, at 1-800-343-2890.

QuickBuy and QuickSell let you set up a link between a Scudder account and a bank account. Once this link is in place, you can move money between the two with a phone call. You'll need to make sure your bank has Automated Clearing House (ACH) services. Transactions take two to three days to be completed and there is a $50 minimum. To set up QuickBuy or QuickSell on a new account, see the account application; to add it to an existing account, call 1-800-SCUDDER (Class S).

Since many transactions may be initiated by telephone or electronically, it's important to understand that as long as we take reasonable steps to ensure that an order to purchase or redeem shares is genuine, such as recording calls or requesting personalized security codes or other information, we are not responsible for any losses that may occur. For transactions conducted over the Internet, we recommend the use of a secure Internet browser. In addition, you should verify the accuracy of your confirmation statements immediately after you receive them.

When you ask us to send or receive a wire, please note that while we don't charge a fee to send or receive wires, it's possible that your bank may do so. Wire transactions are completed within 24 hours. The fund can only send wires of $1,000 or more and accept wires of $50 or more.


THE FOLLOWING SIDEBAR TEXT APPEARS NEXT TO THE PRECEDING PARAGRAPHS.

The Scudder Web site can be a valuable resource for shareholders with Internet access. To get up-to-date information, review balances or even place orders for exchanges, go to myScudder.com (Class S).

Exchanges are a shareholder privilege, not a right: we may reject any exchange order, particularly when there appears to be a pattern of "market timing" or other frequent purchases and sales. We may also reject or limit purchase orders, for these or other reasons.

When you want to sell more than $100,000 worth of shares or send proceeds to a third party or to a new address, you'll usually need to place your order in writing and include a signature guarantee. The only exception is if you want money wired to a bank account that is already on file with us; in that case, you don't need a signature guarantee. Also, you don't need a signature guarantee for an exchange, although we may require one in certain other circumstances.

A signature guarantee is simply a certification of your signature 3/4 a valuable safeguard against fraud. You can get a signature guarantee from most brokers, banks, savings institutions and credit unions. Note that you can't get a signature guarantee from a notary public.

Money from shares you sell is normally sent out within one business day of when your order is processed (not when it is received), although it could be delayed for up to seven days. There are also two circumstances when it could be longer: when you are selling shares you bought recently by check and that check hasn't cleared yet (maximum delay: 15 days) or when unusual circumstances prompt the SEC to allow further delays. Certain expedited redemption processes may also be delayed when you are selling recently purchased shares.


THE FOLLOWING SIDEBAR TEXT APPEARS NEXT TO THE PRECEDING PARAGRAPHS.

If you ever have difficulty placing an order by phone or fax, you can always send us your order in writing.

How the fund calculates share price

The price at which you buy shares is the net asset value per share, or NAV.

To calculate NAV, use the following equation:

          TOTAL ASSETS - TOTAL LIABILITIES
         ---------------------------------        =  NAV
         TOTAL NUMBER OF SHARES OUTSTANDING

The price at which you sell shares is also the NAV.

We typically use market prices to value securities. However, when a market price isn't available, or when we have reason to believe it doesn't represent market realities, we may use fair value methods approved by the fund's Board. In such a case, the fund's value for a security is likely to be different from the last quoted market prices.

To the extent that the fund invests in securities that are traded primarily in foreign markets, the value of its holdings could change at a time when you aren't able to buy or sell fund shares. This is because some foreign markets are open on days or at times when the fund doesn't price its shares.

Other rights we reserve

You should be aware that we may do any of the following:

o withhold 30% (in 2002 and 2003) of your distributions as federal income tax if we have been notified by the IRS that you are subject to backup withholding, or if you fail to provide us with a correct taxpayer ID number or certification that you are exempt from backup withholding

o close your account and send you the proceeds if your balance falls below $2,500, charge you $10 a year if your account balance falls below $2,500; in either case, we will give you 60 days' notice so you can either increase your balance or close your account (these policies don't apply to retirement accounts, to investors with $100,000 or more in Scudder fund shares or in any case where a fall in share price created the low balance)

o reject a new account application if you don't provide a correct Social Security or other tax ID number; if the account has already been opened, we may give you 30 days' notice to provide the correct number

o pay you for shares you sell by "redeeming in kind," that is, by giving you marketable securities (which typically will involve brokerage costs for you to liquidate) rather than cash; the fund generally won't make a redemption in kind unless your requests over the 90-day period total more than $250,000 or 1% of the value of the fund's net assets, whichever is less

o change, add or withdraw various services, fees and account policies (for example, we may change or terminate the exchange privilege at any time)

Understanding Distributions and Taxes

By law, a mutual fund is required to pass through to its shareholders virtually all of its net earnings. A fund can earn money in two ways: by receiving interest, dividends or other income from securities it holds, and by selling securities for more than it paid for them. (A fund's earnings are separate from any gains or losses stemming from your own purchase of shares.) A fund may not always pay a distribution for a given period.

The fund intends to pay dividends and distributions to shareholders annually in December, and if necessary may do so at other times as well.

You can choose how to receive your dividends and distributions. You can have them all automatically reinvested in fund shares, all deposited directly to your bank account or all sent to you by check. Tell us your preference on your application. If you don't indicate a preference, your dividends and distributions will all be reinvested. For retirement plans, reinvestment is the only option.

Buying and selling fund shares will usually have tax consequences for you (except in an IRA or other tax-advantaged account). Your sale of shares may result in a capital gain or loss for you; whether long-term or short-term depends on how long you owned the shares. For tax purposes, an exchange is the same as a sale.


THE FOLLOWING SIDEBAR TEXT APPEARS NEXT TO THE PRECEDING PARAGRAPHS.

Because each shareholder's tax situation is unique, ask your tax professional about the tax consequences of your investments, including any state and local tax consequences.

The tax status of the fund earnings you receive, and your own fund transactions, generally depends on their type:

Generally taxed at ordinary income rates
---------------------------------------------------------------------
o short-term capital gains from selling fund shares
---------------------------------------------------------------------
o taxable income dividends you receive from the fund
---------------------------------------------------------------------
o short-term capital gains distributions you receive from the fund
---------------------------------------------------------------------

Generally taxed at capital gains rates
---------------------------------------------------------------------
o long-term capital gains from selling fund shares
---------------------------------------------------------------------
o long-term capital gains distributions you receive from the fund
---------------------------------------------------------------------

You may be able to claim a tax credit or deduction for your share of any foreign taxes your fund pays.

Your fund will send you detailed tax information every January. These statements tell you the amount and the tax category of any dividends or distributions you received. They also have certain details on your purchases and sales of shares. The tax status of dividends and distributions is the same whether you reinvest them or not. Dividends or distributions declared in the last quarter of a given year are taxed in that year, even though you may not receive the money until the following January.

If you invest right before the fund pays a dividend, you'll be getting some of your investment back as a taxable dividend. You can avoid this, if you want, by investing after the fund declares a dividend. In tax-advantaged retirement accounts you don't need to worry about this.

Corporations may be able to take a dividends-received deduction for a portion of income dividends they receive.

Notes
--------------------------------------------------------------------------------

To Get More Information

Shareholder reports -- These include commentary from the fund's management team about recent market conditions and the effects of the fund's strategies on its performance. They also have detailed performance figures, a list of everything the fund owns, and its financial statements. Shareholders get these reports automatically.

Statement of Additional Information (SAI) -- This tells you more about the fund's features and policies, including additional risk information. The SAI is incorporated by reference into this document (meaning that it's legally part of this prospectus).

For a free copy of any of these documents or to request other information about the fund, call 1-800-SCUDDER (Class S), or contact Scudder Investments at the address listed below. These documents and other information about a fund are available from the EDGAR Database on the SEC's Internet site at www.sec.gov. If you like, you may obtain copies of this information, after paying a copying fee, by e-mailing a request to publicinfo@sec.gov or by writing the SEC at the address listed below. You can also review and copy these documents and other information about the fund, including a fund's SAI, at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the SEC's Public Reference Room may be obtained by calling 1-202-942-8090.

--------------------------------------------------------------------------------

Scudder Investments           SEC
(Class S)
------------------------------------------------------------------
PO Box 219669                 Public Reference Section
Kansas City, MO 64121-9669    Washington, D.C. 20549-0102
myScudder.com                 www.sec.gov
1-800-SCUDDER                 1-202-942-8090









Distributor
Scudder Investor Services, Inc.
Two International Place Boston, MA
02110-4103

SCUDDER                            SEC File Number:
INVESTMENTS
                                   Scudder-Dreman Small Cap Value Fund  811-5385